Putnam
Small Cap
Growth Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-04

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From the Trustees

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John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Over the past several months, Putnam has introduced a number of voluntary reforms for the benefit of shareholders, including efforts to add new disclosure about funds. We would like to call your attention to new disclosures now being included in these reports. You can find expense and risk comparison information for your fund in the pages following the performance tables in the Performance Summary. The expense information lets you estimate the amount you have paid for ongoing expenses such as management fees and distribution (12b-1) fees and lets you compare these with the average expenses for your fund's peer group, as tracked by Lipper, an independent fund-rating company. The risk comparison information illustrates your fund's risk relative to similar funds as tracked by Morningstar, another independent fund-rating company. We believe the expense and risk comparisons can serve as valuable tools when you and your financial advisor make decisions about your financial program. These enhancements to our reports are part of our efforts to provide shareholders additional information about the funds they own.

We are pleased to report that Putnam Small Cap Growth Fund recorded strong returns for the 12 months ended June 30, 2004. A solid and broadening economic expansion underpinned an advance for equity markets during the period. Regardless of the future course of markets, we are confident that your fund has the management team and investment process in place to deliver competitive long-term performance within its investment style.

As always, we appreciate your support of Putnam Investments.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

August 18, 2004


Report from Fund Management

Fund highlights

 * Putnam Small Cap Growth Fund recorded a substantial gain for the 12 months ended June 30, 2004. Class A shares returned 31.17% at net asset value (NAV) and 23.64% at public offering price (POP).

 * Your fund's performance at NAV was closely in line with the 31.55% return of its primary benchmark, the Russell 2000 Growth Index, and slightly outpaced the 30.12% return of its secondary benchmark, the Russell 2500 Growth Index.

 * Successful stock selection and effective risk management enabled the fund's performance at NAV to exceed the average 27.08% return of its Lipper peer-group category, Small-Cap Growth Funds.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

Most of the gains posted by Putnam Small Cap Growth Fund in fiscal year 2004 were achieved during the period's first three quarters, and especially in its first half, when the fund was positioned to take advantage of a broad market upsurge led by smaller-capitalization stocks. In terms of sectors, consumer holdings were a source of strength for the portfolio over the period, while results of health-care and technology positions were mixed.

FUND PROFILE

Putnam Small Cap Growth Fund invests mainly in small U.S. companies believed to have the potential for strong growth. The fund targets stocks across a range of industry sectors. It may be appropriate for investors who are seeking capital appreciation potential from stocks of small companies.

The fund's returns at NAV were closely in line with those of its benchmarks and exceeded the average return of its Lipper peer group. We attribute this to our emphasis on higher-quality, less speculative issues along with the controls on risk that form an integral part of our investment process. These checks and balances helped the fund during the period, enabling us to avoid problems that may have affected other funds in the peer group.


Market overview

The first six months of the fund's fiscal year (that is, the second half of calendar 2003) witnessed a continuation and acceleration of the robust stock-market rally that had commenced in the early spring of 2003. This type of market environment was extremely well suited to your fund's small-cap growth strategy. Favorable tax law changes, deficit spending, and continued low interest rates poured liquidity into the economy. Corporate capital spending increased as productivity ratcheted upward, while record levels of mortgage refinancing activity helped many consumers feel flush with cash. Smaller-capitalization stocks outperformed their larger-cap counterparts by a comfortable margin, consistent with investors' preference for higher returns and their willingness to accept greater risk.

Market momentum slowed in the first half of calendar 2004 as investors became more cautious in the wake of the prior year's sizable gains. Although the pace of economic growth remained healthy and job growth improved, market participants were increasingly worried about rising inflationary pressures and the prospect that the Federal Reserve Board would soon act to tighten its highly stimulative monetary policy by raising interest rates. In the fiscal year's final months, markets essentially moved sideways within a fairly narrow range, and small-cap stocks gradually ceded leadership to larger-cap issues, as is typical in the later stages of a rebounding market.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 12 MONTHS ENDED 6/30/04
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
Russell 2000 Growth Index (small-company growth stocks)                31.55%
-------------------------------------------------------------------------------
Russell 2500 Growth Index (growth stocks of small and
midsize companies)                                                     30.12%
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     19.11%
-------------------------------------------------------------------------------
S&P 500/Barra Value Index (large-company value stocks)                 22.26%
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         0.32%
-------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                            -1.36%
-------------------------------------------------------------------------------
Citigroup World Government Bond Index (global government
bonds)                                                                  5.65%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the 12 months ended 6/30/04.
-------------------------------------------------------------------------------

Strategy overview

Your fund relies primarily on a bottom-up stock-picking approach in order to seek returns exceeding those of its benchmarks. Although top-down macroeconomic, market, and sector analysis is part of our process, it is secondary to our stock-picking focus. We target companies with what we consider skilled management teams and solid business models, such as those that occupy well-defined niches in rapidly growing industries. From that group, we select stocks that appear attractively priced relative to their potential. Accompanying these selection criteria are risk controls that call for selling positions to capture profits when appropriate price points are reached and when the size of the fund's exposure to holdings or specific sectors approaches predefined limits.

The result of this process, which was in evidence during fiscal year 2004, is a portfolio that is positioned to participate fully in the potential rewards of the small-cap growth universe while effectively moderating many of the risks inherent in investing in this type of stock. The fund remains broadly diversified across a range of industries and sectors.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                          as of 12/31/03        as of 6/30/04

Retail                         8.0%                  8.3%

Medical technology             6.9%                  8.2%

Electronics                    7.2%                  6.5%

Software                       6.4%                  5.3%

Biotechnology                  5.7%                  4.6%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

The fund's holdings in the consumer sector fared well during the period. The pioneering business model of Netflix, a DVD-by-mail rental company, has proved highly successful, and the company's stock has been rewarded accordingly. As its price rose during the year, we repeatedly trimmed the fund's position, harvesting profits at each step. Although we believe that the company's prospects for growth remain excellent, the stock had become too expensive for our liking, and we eliminated the position in February. Lions Gate Entertainment, a film producer, has compiled an excellent track record of purchasing inexpensive, high-quality films and then marketing and distributing them effectively. The fund retained a substantial position in this stock at the close of the period. Another strong performer for the period was Jarden Corporation, which produces an array of household products. The company's management team watches costs carefully and has built a first-rate distribution network. La Quinta, an expanding chain of mid-priced hotels, has been skillful in locating its properties and in pricing rooms attractively but profitably.

Other examples of favorable consumer holdings in the period included Sanderson Farms, a wholesaler of poultry products with solid distribution and systems capabilities; and Scientific Games, which produces, markets, and services lottery games.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

(Percent of fund's net assets as of 6/30/04)

 1 Hudson Highland Group, Inc. (1.2%)
   Staffing

 2 PTEK Holdings, Inc. (1.1%)
   Communications equipment

 3 Multimedia Games, Inc. (1.1%)
   Leisure

 4 VISX, Inc. (1.0%)
   Medical technology

 5 Ditech Communications Corp. (1.0%)
   Electronics

 6 Dade Behring Holdings, Inc. (1.0%)
   Medical technology

 7 Sybron Dental Specialties, Inc. (1.0%)
   Medical technology

 8 La Quinta Corp. (0.9%)
   Lodging/tourism

 9 Valueclick, Inc. (0.9%)
   Consumer services

10 Aspect Communications Corp. (0.8%)
   Communications equipment

Footnote reads:
The fund's holdings will change over time.

Certain technology holdings also boosted fund returns in the period. Ditech, which makes communications infrastructure equipment to support fiber-optic networks, appears well positioned to benefit from the ongoing rollout of broadband Internet service across the globe. Ditech's revenues are growing at a fast pace, yet to date we believe that its stock has remained reasonably priced in relation to that growth.

In contrast to consumer holdings, the health-care sector was not a source of strength for the portfolio. For example, two positions in this sector, Trimeris and Exact Sciences, were penalized by investors for slowness in meeting research goals. In the case of Trimeris, which develops therapeutic agents to block viral infections, we felt its prospects were uncertain and we sold out of the stock. We have retained a position in Exact Sciences, a genomics firm that performs DNA testing for early detection of cancer, as we remain positive about the company's potential.

Returns were also negatively affected by the fund's lack of exposure to several small biotechnology stocks that experienced tremendous appreciation in the speculative market of the second half of 2003. We viewed most of these companies as overpriced and/or not operating with sound business models, and accordingly chose not to purchase their stocks. Relative fund performance for the period was somewhat constrained by that decision, which we think will prove prudent in the longer term. These weak spots in health-care holdings were counterbalanced by notable successes. Indeed, one of the biggest positive contributors to returns for the period was Salix Pharmaceuticals. Shares of this specialty drug maker advanced on favorable prospects for its gastrointestinal medication.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Specialty Growth Team. The members of the team are Richard Weed (Portfolio Leader), Roland Gillis (Portfolio Member), Daniel Miller (Portfolio Member), and Tony Sutton (Portfolio Member).


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

A variety of concerns -- continued turmoil in Iraq, global terrorism, rising energy prices and interest rates, a potentially overstretched consumer, the slowdown in China's economy -- constrained stock markets in the closing months of the fund's fiscal year. We believe the pessimism engendered by these concerns has been excessive. We believe the Fed will lift interest rates only cautiously and gradually. Much of the rise in oil and gas prices this year appears to have been driven by speculative pressures, and should be easing off. Barring unexpected shocks such as renewed terrorist attacks or greatly intensified inflation, in our view the market still has room to run.

Whatever direction the markets take, we believe the fund's strategy of focusing on well-managed companies with clearly identified niche positions in promising industries, accompanied by rigorous risk controls, retains its potential to reward investors over the long term.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund invests some or all of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section shows your fund's performance during its fiscal year, which ended June 30, 2004. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 6/30/04
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)            (12/31/97)             (3/18/02)             (3/18/02)             (3/18/02)        (12/1/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
----------------------------------------------------------------------------------------------------------------------------------
1 year                    31.17%     23.64%     30.23%     25.23%     30.23%     29.23%     30.57%     26.00%     30.87%
----------------------------------------------------------------------------------------------------------------------------------
5 years                   74.03      63.98      67.56      65.56      67.56      67.56      69.91      63.92      72.00
Annual average            11.72      10.40      10.88      10.61      10.88      10.88      11.18      10.39      11.46
----------------------------------------------------------------------------------------------------------------------------------
Life of fund             207.18     189.47     192.62     192.62     192.62     192.62     197.65     187.39     202.24
Annual average            18.85      17.77      17.96      17.96      17.96      17.96      18.27      17.63      18.55
----------------------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

A 2% short-term trading fee will be applied to shares exchanged or sold within 5 days of purchase.

For a portion of the period, this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

------------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/04
------------------------------------------------------------------------------------
                                                                       Lipper
                                                                      Small-Cap
                             Russell 2000        Russell 2500        Growth Funds
                             Growth Index        Growth Index     category average*
------------------------------------------------------------------------------------
1 year                          31.55%              30.12%              27.08%
------------------------------------------------------------------------------------
5 years                         -2.23               10.32               22.90
Annual average                  -0.45                1.98                3.19
------------------------------------------------------------------------------------
Life of fund                    13.09               32.98               43.99
Annual average                   1.91                4.48                4.76
------------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 1-year, 5-year, and life-of-fund periods ended 6/30/04, there were 520, 283, and 221 funds, respectively, in this Lipper category.


[GRAPHIC OMITTED: worm chart CHANGE IN THE VALUE OF A $10,000 INVESTMENT]

CHANGE IN THE VALUE OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment,12/31/97 to 6/30/04

                Fund's class A       Russell 2000         Russell 2500
Date             shares at POP       Growth Index         Growth Index

12/31/97             9,425              10,000              10,000
6/30/98             11,663              10,681              10,695
6/30/99             16,634              11,567              12,054
6/30/00             33,604              14,851              17,382
6/30/01             28,123              11,385              13,214
6/30/02             21,620               8,538               9,816
6/30/03             22,068               8,597              10,219
6/30/04            $28,947             $11,309             $13,298

Footnote reads:
Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $29,262 and $29,262, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund's class M shares would have been valued at $29,765 ($28,739 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $30,224. See first page of performance section for performance calculation method.



-------------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION* INFORMATION 12 MONTHS ENDED 06/30/04
-------------------------------------------------------------------------------------------
                Class A          Class B       Class C          Class M        Class R
-------------------------------------------------------------------------------------------
Share value:   NAV    POP          NAV           NAV           NAV    POP        NAV
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
6/30/03      $15.27  $16.20       $15.12        $15.12        $15.18  $15.73      --
-------------------------------------------------------------------------------------------
12/1/03**        --      --           --            --            --      --  $18.58
-------------------------------------------------------------------------------------------
6/30/04       20.03   21.14+       19.69         19.69         19.82   20.54   20.01
-------------------------------------------------------------------------------------------

  * The fund made no distributions during the period.

 ** Inception date of class R shares.

  + Reflects a reduction in sales charges that took effect on January 28, 2004.


Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses may have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Small Cap Growth Fund from January 1, 2004, to June 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.


----------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 6/30/04
----------------------------------------------------------------------------------------------------
                                   Class A      Class B      Class C      Class M      Class R
----------------------------------------------------------------------------------------------------
Expenses paid per $1,000*             $8           $12         $12          $10           $9
----------------------------------------------------------------------------------------------------
Ending value (after expenses)     $1,067        $1,063      $1,063       $1,065       $1,066
----------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended June 30, 2004, use the calculation method below. To find the value of your investment on January 1, 2004, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 01/01/2004 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

-----------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                     Total
Value of your                               Expenses paid            expenses
investment on 1/1/04 [DIV]    $1,000   X    per $1,000          =    paid
-----------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000              [DIV]    $1,000   X  $8 (see table above)  =     $80
-----------------------------------------------------------------------------


Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.


----------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 6/30/04
----------------------------------------------------------------------------------------
                                Class A     Class B     Class C     Class M     Class R
----------------------------------------------------------------------------------------
Expenses paid per $1,000*          $8         $11         $11         $10          $9
----------------------------------------------------------------------------------------
Ending value (after expenses)  $1,017      $1,013      $1,013      $1,015      $1,016
----------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
---------------------------------------------------------------------------------------------------------------------
                                    Class A        Class B        Class C        Class M        Class R
---------------------------------------------------------------------------------------------------------------------
Your fund's annualized
expense ratio+                      1.54%          2.29%          2.29%          2.04%          1.79%
---------------------------------------------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group++       1.70%          2.45%          2.45%          2.20%          1.95%
---------------------------------------------------------------------------------------------------------------------

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

++ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data is for the most recent fiscal periods available as of 6/30/04. For class B, C, M and R shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.


Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk      11.36

U.S. stock
fund average           3.75

0%   INCREASING RISK   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 6/30/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares (since reduced to 5.25%) and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

Citigroup World Government Bond Index is an unmanaged index of government bonds from 14 countries.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Russell 2000 Growth Index is an unmanaged index of those companies in the Russell 2000 Index chosen for their growth orientation.

Russell 2500 Growth Index is an unmanaged index of the smallest 2,500 companies in the Russell 3000 Index chosen for their growth orientation.

S&P 500/Barra Value Index is an unmanaged index of capitalization-weighted stocks chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


Putnam's policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor website, www.putnaminvestments.com, by calling Putnam's shareholder services line at 1-800-225-1581, or on the SEC's website, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam Small Cap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Small Cap Growth Fund (the "fund") at June 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 9, 2004


The fund's portfolio
June 30, 2004

Common stocks (98.4%) (a)
Number of shares                                                          Value

Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------
        41,950 aQuantive, Inc. (NON)                                   $414,466

Aerospace and Defense (1.3%)
-------------------------------------------------------------------------------
        20,950 Applied Signal Technology, Inc.                          734,297
        93,800 Orbital Sciences Corp. (NON)                           1,295,378
        38,000 United Defense Industries, Inc.
               (NON)                                                  1,330,000
                                                                 --------------
                                                                      3,359,675

Airlines (0.4%)
-------------------------------------------------------------------------------
        46,350 Airtran Holdings, Inc. (NON)                             655,389
        24,890 ExpressJet Holdings, Inc. (NON)                          302,165
                                                                 --------------
                                                                        957,554

Automotive (0.9%)
-------------------------------------------------------------------------------
        27,500 Autoliv, Inc.                                          1,160,500
        19,300 Oshkosh Truck Corp.                                    1,106,083
                                                                 --------------
                                                                      2,266,583

Banking (3.1%)
-------------------------------------------------------------------------------
        48,757 Bank Mutual Corp.                                        531,451
        40,700 Brookline Bancorp, Inc.                                  597,069
        26,200 Capitol Bancorp, Ltd.                                    681,462
        34,800 Financial Institutions, Inc.                             859,560
         9,000 First Community Bancorp                                  345,960
        34,300 First Community Bancshares, Inc.                       1,149,050
        34,300 First Niagara Financial Group, Inc.                      411,600
        41,900 Flagstar Bancorp, Inc.                                   832,972
        14,100 Hanmi Financial Corp.                                    415,950
        25,500 Nara Bancorp, Inc.                                       436,815
        10,700 Old Second Bancorp, Inc.                                 564,425
        35,300 Sound Federal Bancorp, Inc.                              473,726
        32,800 Trico Bancshares                                         619,920
                                                                 --------------
                                                                      7,919,960

Biotechnology (4.6%)
-------------------------------------------------------------------------------
        25,600 Amylin Pharmaceuticals, Inc. (NON)                       583,680
        18,200 Celgene Corp. (NON)                                    1,042,132
        75,700 Connetics Corp. (NON)                                  1,529,140
        37,125 eResearch Technology, Inc. (NON)                       1,039,500
       140,900 Exact Sciences Corp. (NON)                               866,535
        21,800 Genencor International, Inc. (NON)                       356,866
        76,100 Ligand Pharmaceuticals, Inc. Class B
               (NON)                                                  1,322,618
        43,800 Medicines Co. (NON)                                    1,336,338
        59,900 Neurobiological Technologies, Inc.
               (NON)                                                    224,625
        27,050 Neurochem, Inc. (NON)                                    564,263
        52,850 NPS Pharmaceuticals, Inc. (NON)                        1,109,850
        10,400 Onyx Pharmaceuticals, Inc. (NON)                         440,544
         9,703 OSI Pharmaceuticals, Inc. (NON)                          683,479
        38,450 Telik, Inc. (NON)                                        917,802
                                                                 --------------
                                                                     12,017,372

Broadcasting (0.3%)
-------------------------------------------------------------------------------
        43,350 Cumulus Media, Inc. Class A (NON)                        728,714

Chemicals (0.4%)
-------------------------------------------------------------------------------
        17,900 Cabot Corp.                                              728,530
        10,800 MacDermid, Inc.                                          365,580
                                                                 --------------
                                                                      1,094,110

Coal (0.3%)
-------------------------------------------------------------------------------
        20,700 CONSOL Energy, Inc.                                      745,200

Commercial and Consumer Services (2.7%)
-------------------------------------------------------------------------------
        20,810 CoStar Group, Inc. (NON)                                 955,803
        46,050 eCollege.com, Inc. (NON)                                 736,800
        48,900 G & K Services, Inc. Class A                           1,965,291
       109,091 InteliData Technologies Corp.
               (Private)                                                 72,000
        19,050 Intersections, Inc. (NON)                                457,009
        18,900 Manpower, Inc.                                           959,553
        44,100 PDI, Inc. (NON)                                        1,337,553
        23,213 Providence Service Corp. (NON)                           436,172
                                                                 --------------
                                                                      6,920,181

Communications Equipment (4.4%)
-------------------------------------------------------------------------------
        58,300 Andrew Corp. (NON)                                     1,166,583
       151,100 Aspect Communications Corp. (NON)                      2,145,620
        36,800 F5 Networks, Inc. (NON)                                  974,464
        23,500 Harris Corp.                                           1,192,625
        25,900 Inter-Tel, Inc.                                          646,723
        50,450 Ixia, Inc. (NON)                                         496,428
       257,550 PTEK Holdings, Inc. (NON)                              2,969,552
        16,900 Sierra Wireless (Canada) (NON)                           625,807
        80,800 Sonus Networks, Inc. (NON)                               386,224
        37,650 Tekelec (NON)                                            684,101
                                                                 --------------
                                                                     11,288,127

Computers (2.5%)
-------------------------------------------------------------------------------
        38,500 Anixter International, Inc.                            1,310,155
        92,200 Capitiva Software Corp. (NON)                            893,418
        59,000 Catapult Communications Corp. (NON)                    1,357,000
        20,500 j2 Global Communications, Inc. (NON)                     569,900
       126,150 LivePerson, Inc. (NON)                                   379,712
        86,300 Mobility Electronics, Inc. (NON)                         726,646
        98,600 TradeStation Group, Inc. (NON)                           708,934
        16,400 Verint Systems, Inc. (NON)                               561,208
                                                                 --------------
                                                                      6,506,973

Conglomerates (0.2%)
-------------------------------------------------------------------------------
         6,700 Harman International Industries,
               Inc.                                                     609,700

Consumer Finance (1.3%)
-------------------------------------------------------------------------------
        13,600 Blue Nile, Inc. (NON)                                    511,496
        47,500 CompuCredit Corp. (NON)                                  821,750
       189,250 Metris Cos., Inc. (NON)                                1,644,583
        21,430 World Acceptance Corp. (NON)                             392,812
                                                                 --------------
                                                                      3,370,641

Consumer Goods (0.3%)
-------------------------------------------------------------------------------
        29,800 Yankee Candle Co., Inc. (The) (NON)                      871,650

Consumer Services (2.1%)
-------------------------------------------------------------------------------
        22,200 Getty Images, Inc. (Canada) (NON)                      1,332,000
       103,800 Labor Ready, Inc. (NON)                                1,608,900
        17,050 OSI Systems, Inc. (NON)                                  339,807
       188,600 Valueclick, Inc. (NON)                                 2,259,428
                                                                 --------------
                                                                      5,540,135

Distribution (0.3%)
-------------------------------------------------------------------------------
        48,350 LKQ Corp. (NON)                                          895,926

Electrical Equipment (1.0%)
-------------------------------------------------------------------------------
        63,950 Baldor Electric Co.                                    1,493,233
        63,500 Color Kinetics, Inc. (NON)                               635,635
        35,000 Power-One, Inc. (NON)                                    384,300
                                                                 --------------
                                                                      2,513,168

Electronics (6.5%)
-------------------------------------------------------------------------------
        43,500 Arrow Electronics, Inc. (NON)                          1,166,670
        65,800 Brooks Automation, Inc. (NON)                          1,325,870
       113,050 Ditech Communications Corp. (NON)                      2,638,587
        77,950 Integrated Device Technology, Inc.
               (NON)                                                  1,078,828
         8,800 International Rectifier Corp. (NON)                      364,496
        36,900 Intevac, Inc. (NON)                                      327,303
        53,700 Komag, Inc. (NON)                                        750,189
        47,900 Metrologic Instruments, Inc. (NON)                       955,126
        53,200 Microsemi Corp. (NON)                                    755,972
        63,000 PerkinElmer, Inc.                                      1,262,520
        87,550 PLX Technology, Inc. (NON)                             1,511,113
        53,500 Sigma Designs, Inc. (NON)                                426,930
        25,370 SiRF Technology Holdings, Inc. (NON)                     331,586
        94,800 Skyworks Solutions, Inc. (NON)                           827,604
        58,800 Standard Microsystems Corp. (NON)                      1,371,216
        81,750 Stoneridge, Inc. (NON)                                 1,389,750
        62,450 Zarlink Semiconductor, Inc. (Canada)
               (NON)                                                    269,784
                                                                 --------------
                                                                     16,753,544

Energy (1.0%)
-------------------------------------------------------------------------------
        51,450 CAL Dive International, Inc. (NON)                     1,559,964
        16,500 Oceaneering International, Inc.
               (NON)                                                    565,125
        59,100 Superior Energy Services (NON)                           593,955
                                                                 --------------
                                                                      2,719,044

Energy (Oil Field) (0.5%)
-------------------------------------------------------------------------------
        17,800 Holly Corp.                                              665,720
        47,100 RPC, Inc.                                                743,709
                                                                 --------------
                                                                      1,409,429

Entertainment (0.7%)
-------------------------------------------------------------------------------
       257,350 Lions Gate Entertainment Corp.
               (Canada) (NON)                                         1,796,303

Financial (1.0%)
-------------------------------------------------------------------------------
        48,000 eSpeed, Inc. Class A (NON)                               847,200
        47,500 Spirit Finance Corp. 144A (Private)
               (acquired 12/17/03,  cost $475,000)
               (RES)                                                    475,000
        27,200 WFS Financial, Inc. (NON)                              1,346,672
                                                                 --------------
                                                                      2,668,872

Food (1.0%)
-------------------------------------------------------------------------------
        70,100 7-Eleven, Inc. (NON)                                   1,251,285
        24,396 Sanderson Farms, Inc.                                  1,308,114
                                                                 --------------
                                                                      2,559,399

Forest Products and Packaging (1.2%)
-------------------------------------------------------------------------------
        53,750 Jarden Corp. (NON)                                     1,934,463
        26,800 Silgan Holdings, Inc.                                  1,080,308
                                                                 --------------
                                                                      3,014,771

Gaming & Lottery (0.6%)
-------------------------------------------------------------------------------
        15,300 GTECH Holdings Corp.                                     708,543
        30,600 WMS Industries, Inc. (NON)                               911,880
                                                                 --------------
                                                                      1,620,423

Health Care Services (4.4%)
-------------------------------------------------------------------------------
        23,100 AMERIGROUP Corp. (NON)                                 1,136,520
        26,550 Centene Corp. (NON)                                    1,023,502
        26,355 Coventry Health Care, Inc. (NON)                       1,288,760
        52,200 DaVita, Inc. (NON)                                     1,609,326
        25,800 Fisher Scientific International,
               Inc. (NON)                                             1,489,950
        92,130 Select Medical Corp.                                   1,236,385
        34,800 Sierra Health Services, Inc. (NON)                     1,555,560
        16,550 VCA Antech, Inc. (NON)                                   741,771
        29,900 WellChoice, Inc. (NON)                                 1,237,860
                                                                 --------------
                                                                     11,319,634

Homebuilding (1.0%)
-------------------------------------------------------------------------------
         3,350 NVR, Inc. (NON)                                        1,622,070
        40,800 WCI Communities, Inc. (NON)                              910,248
                                                                 --------------
                                                                      2,532,318

Household Furniture and Appliances (0.5%)
-------------------------------------------------------------------------------
        21,888 Genlyte Group, Inc. (The) (NON)                        1,376,317

Insurance (0.6%)
-------------------------------------------------------------------------------
        26,700 Zenith National Insurance Corp.                        1,297,620
        36,900 Isolagen, Inc. (NON)                                     379,332
                                                                 --------------
                                                                      1,676,952

Investment Banking/Brokerage (0.9%)
-------------------------------------------------------------------------------
        78,900 E(a)Trade Group, Inc. (NON)                              879,735
        55,800 Investment Technology Group, Inc.
               (NON)                                                    713,682
        85,700 LaBranche & Company, Inc.                                721,594
                                                                 --------------
                                                                      2,315,011

Leisure (1.6%)
-------------------------------------------------------------------------------
        17,300 MarineMax, Inc. (NON)                                    496,164
       104,500 Multimedia Games, Inc. (NON)                           2,802,690
        23,000 Winnebago Industries, Inc.                               857,440
                                                                 --------------
                                                                      4,156,294

Lodging/Tourism (2.4%)
-------------------------------------------------------------------------------
        28,201 Choice Hotels International, Inc.                      1,414,562
       275,150 La Quinta Corp. (NON)                                  2,311,260
        65,700 Orient-Express Hotels, Ltd. Class A
               (Bermuda)                                              1,112,958
        75,900 Scientific Games Corp. Class A (NON)                   1,452,726
                                                                 --------------
                                                                      6,291,506

Machinery (0.6%)
-------------------------------------------------------------------------------
        61,950 3D Systems Corp. (NON)                                   708,708
         8,200 Briggs & Stratton Corp.                                  724,470
                                                                 --------------
                                                                      1,433,178

Manufacturing (1.7%)
-------------------------------------------------------------------------------
        36,760 Flowserve Corp. (NON)                                    916,794
        35,325 IDEX Corp.                                             1,213,414
        46,900 Standex International Corp.                            1,275,680
        26,713 York International Corp.                               1,097,103
                                                                 --------------
                                                                      4,502,991

Medical Technology (8.2%)
-------------------------------------------------------------------------------
        43,200 Advanced Medical Optics, Inc. (NON)                    1,839,024
        44,100 Apogent Technologies, Inc. (NON)                       1,411,200
        72,300 Atherogenics, Inc. (NON)                               1,375,869
        22,000 Beckman Coulter, Inc.                                  1,342,000
       135,900 Cardiodynamics International Corp.
               (NON)                                                    686,295
        53,150 Dade Behring Holdings, Inc. (NON)                      2,525,688
        58,600 Digirad Corp. (NON)                                      583,070
        10,900 Dionex Corp. (NON)                                       601,353
        65,200 Epix Medical, Inc. (NON)                               1,375,720
         3,614 Given Imaging, Ltd. (Israel) (NON)                       127,972
        16,800 Immucor, Inc. (NON)                                      546,840
        29,500 Laserscope (NON)                                         812,725
        54,639 Merit Medical Systems, Inc.                              870,399
        58,250 PetMed Express, Inc. (NON)                               467,107
        64,600 Sonic Innovations, Inc. (NON)                            366,928
        83,850 Sybron Dental Specialties, Inc.
               (NON)                                                  2,502,923
        14,200 Varian Medical Systems, Inc. (NON)                     1,126,770
       101,750 VISX, Inc. (NON)                                       2,718,760
                                                                 --------------
                                                                     21,280,643

Metals (0.7%)
-------------------------------------------------------------------------------
        24,700 Gibraltar Steel Corp.                                    810,654
        65,300 NS Group, Inc. (NON)                                   1,073,532
                                                                 --------------
                                                                      1,884,186

Office Equipment & Supplies (0.4%)
-------------------------------------------------------------------------------
        27,860 Global Imaging Systems, Inc. (NON)                     1,021,348

Oil & Gas (2.6%)
-------------------------------------------------------------------------------
        66,700 Chesapeake Energy Corp.                                  981,824
        75,900 Denbury Resources, Inc. (Canada)
               (NON)                                                  1,590,105
        13,200 Houston Exploration Co. (NON)                            684,288
        10,800 Newfield Exploration Co. (NON)                           601,992
        27,000 Southwestern Energy Co. (NON)                            774,090
        12,300 Stone Energy Corp. (NON)                                 561,864
        82,200 W-H Energy Services, Inc. (NON)                        1,611,120
                                                                 --------------
                                                                      6,805,283

Pharmaceuticals (4.2%)
-------------------------------------------------------------------------------
        42,600 America's Car Mart, Inc. (NON)                         1,279,278
        13,100 American Pharmaceutical Partners,
               Inc. (NON)                                               397,978
        45,990 Bradley Pharmaceuticals, Inc. (NON)                    1,283,121
        35,504 Corcept Therapeutics, Inc. (NON)                         274,091
        78,200 First Horizon Pharmaceutical Corp.
               (NON)                                                  1,477,980
        22,200 Hi-Tech Pharmacal Co., Inc. (NON)                        362,748
        90,890 Ista Pharmaceuticals, Inc. (NON)                         949,801
        79,450 Penwest Pharmaceuticals Co. (NON)                      1,017,755
        20,000 Penwest Pharmaceuticals Co.
               (Private) (NON)                                          256,200
        63,855 Salix Pharmaceuticals, Ltd. (NON)                      2,104,022
        53,800 United Therapeutics Corp. (NON)                        1,379,970
                                                                 --------------
                                                                     10,782,944

Real Estate (1.0%)
-------------------------------------------------------------------------------
        53,200 Brookfield Homes Corp.                                 1,393,308
         2,916 Global Signal, Inc.                                       64,006
        41,400 LaSalle Hotel Properties (R)                           1,010,160
                                                                 --------------
                                                                      2,467,474

Restaurants (1.3%)
-------------------------------------------------------------------------------
        47,700 Applebee's International, Inc.                         1,098,054
        68,400 O'Charleys, Inc. (NON)                                 1,175,796
        41,500 RARE Hospitality International, Inc.
               (NON)                                                  1,033,350
                                                                 --------------
                                                                      3,307,200

Retail (8.3%)
-------------------------------------------------------------------------------
        45,500 A.C. Moore Arts & Crafts, Inc. (NON)                   1,251,705
        38,400 Abercrombie & Fitch Co. Class A                        1,488,000
        21,000 Advance Auto Parts, Inc. (NON)                           927,780
        53,550 Aeropostale, Inc. (NON)                                1,441,031
        39,100 Barnes & Noble, Inc. (NON)                             1,328,618
        48,100 BJ's Wholesale Club, Inc. (NON)                        1,202,500
        40,600 Borders Group, Inc.                                      951,664
        13,500 Chico's FAS, Inc. (NON)                                  609,660
        58,400 Claire's Stores, Inc.                                  1,267,280
        33,000 Coach, Inc. (NON)                                      1,491,270
        41,210 Coldwater Creek, Inc. (NON)                            1,090,829
        20,100 Finish Line Class A (NON)                                606,417
        48,450 Hibbett Sporting Goods, Inc. (NON)                     1,325,108
        10,850 Kenneth Cole Productions, Inc. Class A                   371,830
        42,400 Nash Finch Co.                                         1,061,272
        31,950 PETCO Animal Supplies, Inc. (NON)                      1,029,110
        69,700 Rent-Way, Inc. (NON)                                     627,300
        24,417 Timberland Co. (The) Class A (NON)                     1,577,094
        35,000 Too, Inc. (NON)                                          584,500
        48,150 West Marine, Inc. (NON)                                1,292,828
                                                                 --------------
                                                                     21,525,796

Schools (0.6%)
-------------------------------------------------------------------------------
        18,500 Career Education Corp. (NON)                             842,860
        19,580 Universal Technical Institute, Inc.
               (NON)                                                    782,613
                                                                 --------------
                                                                      1,625,473

Semiconductor (2.7%)
-------------------------------------------------------------------------------
        42,350 Cognex Corp.                                           1,629,628
        59,800 Lam Research Corp. (NON)                               1,602,640
        66,900 LTX Corp. (NON)                                          723,189
       106,400 ON Semiconductor Corp. (NON)                             534,128
        69,900 Photronics, Inc. (NON)                                 1,323,906
        45,900 PowerDsine, Ltd. (Israel) (NON)                          554,931
        23,600 Rofin-Sinar Technologies, Inc. (NON)                     599,204
                                                                 --------------
                                                                      6,967,626

Shipping (1.5%)
-------------------------------------------------------------------------------
        46,650 Heartland Express, Inc.                                1,276,344
        32,450 J. B. Hunt Transport Services, Inc.                    1,251,921
        13,200 Knight Transportation, Inc.                              379,236
        35,000 SCS Transportation, Inc. (NON)                           923,650
                                                                 --------------
                                                                      3,831,151

Software (5.3%)
-------------------------------------------------------------------------------
        65,400 Activision, Inc. (NON)                                 1,039,860
        60,200 Agile Software Corp. (NON)                               526,750
        34,500 Autodesk, Inc.                                         1,476,945
        11,000 Avid Technology, Inc. (NON)                              600,270
        15,340 Blackbard, Inc. (NON)                                    307,567
        83,600 Embarcadero Technologies, Inc. (NON)                   1,033,296
        15,600 FileNET Corp. (NON)                                      492,492
        65,100 Informatica Corp. (NON)                                  496,713
        58,000 Interwoven, Inc. (NON)                                   585,800
       138,450 Matrixone, Inc. (NON)                                    956,690
       155,600 Micromuse, Inc. (NON)                                  1,040,964
       107,850 Netegrity, Inc. (NON)                                    912,411
        61,450 RSA Security, Inc. (NON)                               1,257,882
       105,950 S1 Corp. (NON)                                         1,053,143
        55,200 WebEx Communications, Inc. (NON)                       1,201,152
        77,600 webMethods, Inc. (NON)                                   665,032
                                                                 --------------
                                                                     13,646,967

Staffing (1.2%)
-------------------------------------------------------------------------------
       100,450 Hudson Highland Group, Inc. (NON)                      3,079,786

Technology Services (3.6%)
-------------------------------------------------------------------------------
        43,073 Ask Jeeves, Inc. (NON)                                 1,681,139
       102,100 DiamondCluster International, Inc.
               Class A (N0N)                                            887,249
        27,150 Digital River, Inc. (NON)                                885,905
        87,000 Digitas, Inc. (NON)                                      959,610
        40,200 MTS Systems Corp.                                        942,690
        59,200 QAD, Inc.                                                628,112
         1,360 Salesforce.com, Inc. (NON)                                21,855
        58,900 Transaction Systems Architects, Inc.
               (NON)                                                  1,268,117
        44,100 United Online, Inc. (NON)                                776,601
       141,350 Wireless Facilities, Inc. (NON)                        1,389,471
                                                                 --------------
                                                                      9,440,749

Telecommunications (2.0%)
-------------------------------------------------------------------------------
       132,550 American Tower Corp. Class A (NON)                     2,014,760
        77,200 Carrier Access Corp. (NON)                               920,224
        32,700 NII Holdings, Inc. Class B (NON)                       1,101,663
        25,100 Novatel Wireless, Inc. (NON)                             665,150
       142,800 WJ Communications, Inc. (NON)                            505,512
                                                                 --------------
                                                                      5,207,309

Textiles (0.9%)
-------------------------------------------------------------------------------
        36,400 Armor Holdings, Inc. (NON)                             1,237,600
        45,100 Wolverine World Wide, Inc.                             1,183,875
                                                                 --------------
                                                                      2,421,475

Transportation (0.5%)
-------------------------------------------------------------------------------
        26,150 UTI Worldwide, Inc. (NON)                              1,377,844

Waste Management (0.9%)
-------------------------------------------------------------------------------
       103,000 Casella Waste Systems, Inc. Class A
               (NON)                                                  1,354,450
        33,225 Waste Connections, Inc. (NON)                            985,454
                                                                 --------------
                                                                      2,339,904
                                                                 --------------
               Total Common stocks
               (cost $213,750,572)                                 $255,179,279

Short-term investments (2.6%) (a) (cost $6,828,453)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $6,828,453 Putnam Prime Money Market Fund (e)                    $6,828,453
-------------------------------------------------------------------------------
               Total Investments
               (cost $220,579,025)                                 $262,007,732
-------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets of $259,381,855.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2004 was $475,000 or 0.2% of net assets.

  (e) See Note (5) to the financial statements regarding investments in the Putnam Prime Money Market Fund.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
June 30, 2004

Assets
-------------------------------------------------------------------------------
Investment in securities, at value (Note 1):
-------------------------------------------------------------------------------
Unaffiliated Issuers (identified cost $213,750,572)              $255,179,279
-------------------------------------------------------------------------------
Affiliated Issuers (identified cost $6,828,453) (Note 5)            6,828,453
-------------------------------------------------------------------------------
Cash                                                                   76,237
-------------------------------------------------------------------------------
Dividends, interest and other receivables                              42,969
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                903,297
-------------------------------------------------------------------------------
Receivable for securities sold                                        388,412
-------------------------------------------------------------------------------
Total assets                                                      263,418,647

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                    2,380,638
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                            762,385
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          577,896
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             79,098
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 10,650
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              717
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                159,855
-------------------------------------------------------------------------------
Other accrued expenses                                                 65,553
-------------------------------------------------------------------------------
Total liabilities                                                   4,036,792
-------------------------------------------------------------------------------
Net assets                                                       $259,381,855

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                  $215,357,121
-------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)               2,596,027
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                         41,428,707
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $259,381,855

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($159,768,762 divided by 7,977,046 shares)                             $20.03
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $20.03)*                $21.14
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($67,548,817 divided by 3,430,526 shares)**                            $19.69
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($12,384,614 divided by 628,997 shares)**                              $19.69
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,305,254 divided by 267,717 shares)                                 $19.82
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $19.82)*                $20.54
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($19,440 divided by 972 shares)                          $20.01
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($14,354,968 divided by 715,642 shares)                  $20.06
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Year ended June 30, 2004

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,444)                             $883,816
-------------------------------------------------------------------------------
Interest (including interest income of $7,282 from
investments in affiliated issuers) (Note 5)                            75,634
-------------------------------------------------------------------------------
Total investment income                                               959,450

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    1,958,100
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        676,472
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             11,384
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        7,287
-------------------------------------------------------------------------------
Distribution fees - Class A (Note 2)                                  298,841
-------------------------------------------------------------------------------
Distribution fees - Class B (Note 2)                                  534,570
-------------------------------------------------------------------------------
Distribution fees - Class C (Note 2)                                   95,666
-------------------------------------------------------------------------------
Distribution fees - Class M (Note 2)                                   35,996
-------------------------------------------------------------------------------
Distribution fees - Class R (Note 2)                                       13
-------------------------------------------------------------------------------
Other                                                                 120,933
-------------------------------------------------------------------------------
Non-recurring costs (Note 6)                                            6,566
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 6)                                      (6,566)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)                (230,031)
-------------------------------------------------------------------------------
Total expenses                                                      3,509,231
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (138,401)
-------------------------------------------------------------------------------
Net expenses                                                        3,370,830
-------------------------------------------------------------------------------
Net investment loss                                                (2,411,380)
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   10,257,784
-------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                   23,475
-------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year         32,119,726
-------------------------------------------------------------------------------
Net gain on investments                                            42,400,985
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $39,989,605
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                         Year ended June 30
Increase in net assets                                  2004             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment loss                              $(2,411,380)       $(698,173)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments           10,281,259       (5,084,298)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments        32,119,726       11,795,218
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        39,989,605        6,012,747
-------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                         132,608,673       43,434,436
-------------------------------------------------------------------------------
Total increase in net assets                     172,598,278       49,447,183

Net assets
-------------------------------------------------------------------------------
Beginning of year                                 86,783,577       37,336,394
-------------------------------------------------------------------------------
End of year                                     $259,381,855      $86,783,577
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------


Per-share                                                                           Year ended June 30
operating performance                                       2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $15.27          $14.96          $19.46          $26.90          $14.85
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                  (.18)           (.16)           (.19)           (.21)           (.24)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  4.94             .47           (4.31)          (4.37)          14.98
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       4.76             .31           (4.50)          (4.58)          14.74
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                --              --              --           (2.85)          (2.69)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                        --              --              --            (.01)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           --              --              --           (2.86)          (2.69)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $20.03          $15.27          $14.96          $19.46          $26.90
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                     31.17            2.07          (23.12)         (16.31)         102.02
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $159,769         $57,828         $27,017         $21,609         $29,924
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                1.55            1.55            1.38            1.30            1.30
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                                (.99)          (1.22)          (1.19)          (1.02)          (1.05)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     86.96          102.76          134.73          114.08          152.49
---------------------------------------------------------------------------------------------------------------------------------

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended June 30, 2004, June 30, 2003, June 30, 2002, June 30, 2001 and June 30,
    2000 reflect a reduction of 0.12%, 0.56%, 0.40%, 0.10% and 0.25%, respectively, based on average net assets for class A shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                         period
                                                                                                                        March 18,
                                                                                                                        2002+ to
Per-share                                                                                   Year ended June 30           June 30
operating performance                                                                      2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                       $15.12          $14.93          $17.78
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                                                  (.32)           (.25)           (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                  4.89             .44           (2.78)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                       4.57             .19           (2.85)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                             $19.69          $15.12          $14.93
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                                     30.23            1.27          (16.03)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                           $67,549         $22,474          $8,794
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                                2.30            2.30             .66*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                                                               (1.74)          (1.97)           (.58)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                     86.96          102.76          134.73
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended June 30, 2004, June 30, 2003 and June 30, 2002 reflect a reduction of 0.12%, 0.56% and 0.24%, respectively, based on average net assets for class B shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                          period
                                                                                                                         March 18,
                                                                                                                        2002+ to
Per-share                                                                                    Year ended June 30           June 30
operating performance                                                                       2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                       $15.12          $14.93          $17.78
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                                                  (.33)           (.25)           (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                  4.90             .44           (2.78)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                       4.57             .19           (2.85)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                             $19.69          $15.12          $14.93
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                                     30.23            1.27          (16.03)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                           $12,385          $4,399          $1,155
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                                2.30            2.30             .66*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                                                               (1.75)          (1.97)           (.58)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                     86.96          102.76          134.73
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended June 30, 2004, June 30, 2003 and June 30, 2002 reflect a reduction of 0.12%, 0.56% and 0.24%, respectively, based on average net assets for class C shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          For the
                                                                                                                          period
                                                                                                                         March 18,
                                                                                                                         2002+ to
Per-share                                                                                    Year ended June 30           June 30
operating performance                                                                       2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                       $15.18          $14.94          $17.78
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                                                  (.29)           (.22)           (.06)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                  4.93             .46           (2.78)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                       4.64             .24           (2.84)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                             $19.82          $15.18          $14.94
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                                     30.57            1.61          (15.97)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                            $5,305          $2,083            $370
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                                2.05            2.05             .59*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                                                               (1.50)          (1.72)           (.51)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                     86.96          102.76          134.73
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended June 30, 2004, June 30, 2003 and June 30, 2002 reflect a reduction of 0.12%, 0.56% and 0.24%, respectively, based on average net assets for class M shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      For the
                                                                                                                      period
                                                                                                                    December 1,
                                                                                                                     2003+ to
Per-share                                                                                                            June 30
operating performance                                                                                                  2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                  $18.58
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                                                                             (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                    1.55
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                  1.43
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                        $20.01
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                                                                 7.70*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                          $19
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                                                           1.05*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                                                                                           (.72)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                86.96
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended June 30, 2004 reflect a reduction of 0.09% based on average net assets for class R shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the
                                                                                                                      period
                                                                                                                    November 3,
                                                                                                                     2003+ to
Per-share                                                                                                            June 30
operating performance                                                                                                 2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                  $18.41
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                                                                             (.09)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                    1.74
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                  1.65
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                        $20.06
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                                                                 8.96*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                      $14,355
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                                                            .86*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                                                                                           (.49)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                86.96
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended June 30, 2004 reflect a reduction of 0.10% based on average net assets for class Y shares (Notes 2 and 5).

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
June 30, 2004

Note 1
Significant accounting policies

Putnam Small Cap Growth Fund, (the "fund"), is a series of Putnam Funds Trust (the "trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in the equity securities of small, rapidly growing U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes have the potential for capital appreciation.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering class R and class Y shares on December 1, 2003 and November 3, 2003, respectively. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam) a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Total redemption fees received by the fund for the year ended June 30, 2004 were $4,553.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund would maintain an asset coverage ratio of at least 300% and that borrowings would not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2004, the fund reclassified $2,411,380 to decrease net investment loss and $2,076,556 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $334,824.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation            $49,707,219
Unrealized depreciation             (8,559,741)
                                  ------------
Net unrealized appreciation         41,147,478
Undistributed ordinary income               --
Undistributed long term gain         2,877,256
Post-October loss                           --
Cost for federal income
tax purposes                      $220,860,254

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 2005, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets. For the year ended June 30, 2004, Putnam Management waived $228,713 of its management fee to the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the year ended June 30, 2004, the fund paid PFTC $573,466 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended June 30, 2004, the fund's expenses were reduced by $138,401 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $632, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00% ,1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the year ended June 30, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $117,835 and $1,902 from the sale of class A and class M shares, respectively, and received $145,463 and $4,644 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended June 30, 2004, Putnam Retail Management, acting as underwriter, received $1,003 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the year ended June 30, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $292,245,395 and $163,535,390, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the year are summarized as follows:

                                      Contract          Premiums
                                       Amounts          Received
----------------------------------------------------------------
Written options
outstanding at
beginning of year                           --               $--
----------------------------------------------------------------
Options opened                          35,847            34,704
Options exercised                       (7,297)          (11,229)
Options expired                        (28,550)          (23,475)
Options closed                              --                --
----------------------------------------------------------------
Written options
outstanding at
end of year                                 --               $--
----------------------------------------------------------------

Note 4
Capital shares

At June 30, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          9,364,222      $172,026,595
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     9,364,222       172,026,595

Shares repurchased                  (5,174,268)      (95,678,124)
----------------------------------------------------------------
Net increase                         4,189,954       $76,348,471
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,385,668       $44,869,330
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     3,385,668        44,869,330

Shares repurchased                  (1,404,537)      (17,936,483)
----------------------------------------------------------------
Net increase                         1,981,131       $26,932,847
----------------------------------------------------------------

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,534,937       $63,857,215
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     3,534,937        63,857,215

Shares repurchased                  (1,590,517)      (29,265,553)
----------------------------------------------------------------
Net increase                         1,944,420       $34,591,662
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,273,816       $16,864,315
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,273,816        16,864,315

Shares repurchased                    (376,670)       (4,717,448)
----------------------------------------------------------------
Net increase                           897,146       $12,146,867
----------------------------------------------------------------

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            803,900       $14,371,506
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       803,900        14,371,506

Shares repurchased                    (465,898)       (8,274,621)
----------------------------------------------------------------
Net increase                           338,002        $6,096,885
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            303,484        $4,020,440
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       303,484         4,020,440

Shares repurchased                     (89,863)       (1,164,974)
----------------------------------------------------------------
Net increase                           213,621        $2,855,466
----------------------------------------------------------------

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            376,076        $6,594,216
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       376,076         6,594,216

Shares repurchased                    (245,583)       (4,274,395)
----------------------------------------------------------------
Net increase                           130,493        $2,319,821
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            159,558        $2,078,164
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       159,558         2,078,164

Shares repurchased                     (47,083)         (578,908)
----------------------------------------------------------------
Net increase                           112,475        $1,499,256
----------------------------------------------------------------

                                 For the period December 1, 2003
                                    (commencement of operations)
                                                to June 30, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                972           $19,218
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                           972            19,218

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               972           $19,218
----------------------------------------------------------------

                                 For the period November 3, 2003
                                    (commencement of operations)
                                                to June 30, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,094,656       $20,471,180
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,094,656        20,471,180

Shares repurchased                    (379,014)       (7,238,564)
----------------------------------------------------------------
Net increase                           715,642       $13,232,616
----------------------------------------------------------------

At June 30, 2004, Putnam, LLC owned 54 class R shares of the fund (5.56% of class R shares outstanding), valued at $1,081.

Note 5
Investment in Putnam Prime Money
Market Fund

The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $7,282 for the period ended June 30, 2004.

Note 6
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended June 30, 2004, Putnam Management has assumed $6,566 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $2,877,256 as long term capital gain, for its taxable year ended June 30, 2004.


About the Trustees

Jameson A. Baxter (9/6/43), Trustee since 1994

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm that she founded in 1986.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., Banta Corporation (a printing and digital imaging firm), Ryerson Tull, Inc. (a steel service corporation), Advocate Health Care, and BoardSource, formerly the National Center for Nonprofit Boards. She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years and as a board member for thirteen years. Until 2002, Ms. Baxter was a Director of Intermatic Corporation (a manufacturer of energy control products).

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President and Principal of the Regency Group, and Vice President of and Consultant to First Boston Corporation. She is a graduate of Mount Holyoke College.

Charles B. Curtis (4/27/40), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues) and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a Member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan and Hartson L.L.P., a Washington, D.C. law firm. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the Securities and Exchange Commission.

John A. Hill (1/31/42), Trustee since 1985 and Chairman since 2000

Mr. Hill is Vice Chairman and Managing Director of First Reserve
Corporation, a private equity buyout firm that specializes in energy investments in the diversified worldwide energy industry.

Mr. Hill is a Director of Devon Energy Corporation, TransMontaigne Oil Company, Continuum Health Partners of New York, and various private companies controlled by First Reserve Corporation, as well as a Trustee of TH Lee, Putnam Investment Trust (a closed-end investment company managed by an affiliate of Putnam Management). He is also a Trustee of Sarah Lawrence College.

Prior to acquiring First Reserve Corporation in 1983, Mr. Hill held executive positions in investment banking and investment management with several firms and with the federal government, including Deputy Associate Director of the Office of Management and Budget, and Deputy Director of the Federal Energy Administration. He is active in various business associations, including the Economic Club of New York, and lectures on energy issues in the United States and Europe. Mr. Hill holds a B.A. degree in Economics from Southern Methodist University and pursued graduate studies there as a Woodrow Wilson Fellow.

Ronald J. Jackson (12/17/43), Trustee since 1996

Mr. Jackson is a private investor.

Mr. Jackson is President of the Kathleen and Ronald J. Jackson
Foundation (a charitable trust). He is also a member of the Board of Overseers of WGBH (a public television and radio station) as well as a member of the Board of Overseers of the Peabody Essex Museum.

Mr. Jackson is the former Chairman, President, and Chief Executive Officer of Fisher-Price, Inc. (a major toy manufacturer), from which he retired in 1993. He previously served as President and Chief Executive Officer of Stride-Rite, Inc. (a manufacturer and distributor of footwear) and of Kenner Parker Toys, Inc. (a major toy and game manufacturer). Mr. Jackson was President of Talbots, Inc. (a distributor of women's apparel) and has held financial and marketing positions with General Mills, Inc. and Parker Brothers (a toy and game company). Mr. Jackson is a graduate of the University of Michigan Business School.

Paul L. Joskow (6/30/47), Trustee since 1997

Dr. Joskow is the Elizabeth and James Killian Professor of Economics and Management, and Director of the Center for Energy and Environmental Policy Research at the Massachusetts Institute of Technology.

Dr. Joskow serves as a Director of National Grid Transco (a UK-based holding company with interests in electric and gas transmission and distribution, and telecommunications infrastructure) as well as a Director of TransCanada Corporation (a gas transmission and power company). He also serves on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution) and has been President of the Yale University Council since 1993. Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company) and prior to March 2000 he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published five books and numerous articles on topics in industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies -- serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and M. Phil from Yale University and B.A. from Cornell University.

Elizabeth T. Kennan (2/25/38), Trustee since 1992

Dr. Kennan is a Partner in Cambus-Kenneth Farm, LLC (cattle and thoroughbred horses). She is President Emeritus of Mount Holyoke
College.

Dr. Kennan serves as Lead Director (formerly Chairman) of Northeast Utilities and is a Director of Talbots, Inc. She has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. She is a Trustee of Centre College and of Midway College in Midway, Kentucky. She is also a member of The Trustees of Reservations and a Trustee of the National Trust for Historic Preservation. Dr. Kennan has served on the oversight committee of the Folger Shakespeare Library, as President of Five Colleges Incorporated, as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda's College at Oxford University, and an A.B. from Mount Holyoke College. She holds several honorary doctorates.


John H. Mullin, III (6/15/41), Trustee since 1997

Mr. Mullin is the Chairman and CEO of Ridgeway Farm (a limited liability company engaged in timber and farming).

Mr. Mullin serves as a Director of The Liberty Corporation (a broadcasting company), Progress Energy, Inc. (a utility company, formerly known as Carolina Power & Light), and Sonoco Products, Inc. (a packaging company). Mr. Mullin is Trustee Emeritus of The National Humanities Center and Washington & Lee University, where he served as Chairman of the Investment Committee. Prior to May 2001, he was a Director of Graphic Packaging International Corp. Prior to February 2004, he was a Director of Alex Brown Realty, Inc.

Mr. Mullin is also a past Director of Adolph Coors Company; ACX
Technologies, Inc.; Crystal Brands, Inc.; Dillon Read & Co., Inc.:
Fisher-Price, Inc.: and The Ryland Group, Inc. Mr. Mullin is a graduate of Washington & Lee University and The Wharton Graduate School,
University of Pennsylvania.

Robert E. Patterson (3/15/45), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, Inc., a private equity firm specializing in real estate investments, and Chairman of Cabot Properties, Inc.

Mr. Patterson serves as Chairman of the Joslin Diabetes Center and as a Director of Brandywine Trust Company, LLC. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, he was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment advisor involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners) and as a Senior Vice President of the Beal Companies (a real estate management, investment, and development firm).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard
College and Harvard Law School.

W. Thomas Stephens (9/2/42), Trustee since 1997

Mr. Stephens serves on a number of corporate boards.

Mr. Stephens serves as a Director of Xcel Energy Incorporated (a public utility company), TransCanada Pipelines Limited, and Norske Canada, Inc. (a paper manufacturer). Until 2004, Mr. Stephens was a Director of Qwest Communications. Until 2003, he was a Director of Mail-Well, Inc. (a diversified printing company). He served as Chairman of Mail-Well until 2001 and as CEO of MacMillan-Bloedel, Ltd. (a forest products company) until 1999.

Prior to 1996, Mr. Stephens was Chairman and Chief Executive Officer of Johns Manville Corporation. He holds B.S. and M.S. degrees from the University of Arkansas.

George Putnam, III* (8/10/51), Trustee since 1984 and President since 2000

Mr. Putnam is President of New Generation Research, Inc. (a publisher of financial advisory and other research services), and of New Generation Advisers, Inc. (a registered investment advisor to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment advisor). He is a Trustee of St. Mark's School, Shore Country Day School, and until 2002 was a Trustee of the Sea Education
Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert Price & Rhoads in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

A.J.C. Smith* (4/13/34), Trustee since 1986

Mr. Smith is Chairman of Putnam Investments and a Director of and Consultant to Marsh & McLennan Companies, Inc.

Mr. Smith is also a Director of Trident Corp. (a limited partnership with over thirty institutional investors). He is also a Trustee of the Carnegie Hall Society, the Educational Broadcasting Corporation, and the National Museums of Scotland. He is Chairman of the Central Park Conservancy and a Member of the Board of Overseers of the Joan and Sanford I. Weill Graduate School of Medical Sciences of Cornell University. Prior to May 2000 and November 1999, Mr. Smith was Chairman and CEO, respectively, of Marsh & McLennan Companies, Inc.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of June 30, 2004, there were 102 Putnam Funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam, LLC and its affiliated companies. Messrs. Putnam, III, and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund or Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc. George Putnam, III is the President of your fund and each of the other Putnam funds. Mr. Smith serves as a Director of Marsh & McLennan Companies, Inc. and as Chairman of Putnam Investments.


Officers

In addition to George Putnam, III, the other officers of the fund are shown below:

Charles E. Porter (7/26/38)
Executive Vice President, Associate Treasurer and Principal
Executive Officer
Since 1989

Managing Director, Putnam Investments
and Putnam Management

Jonathan S. Horwitz (6/4/55)
Senior Vice President and Treasurer
Since 2004

Managing Director, Putnam Investments

Patricia C. Flaherty (12/1/46)
Senior Vice President
Since 1993

Senior Vice President, Putnam Investments and Putnam
Management

Steven D. Krichmar (6/27/58)
Vice President and Principal Financial Officer
Since 2002

Senior Managing Director, Putnam Investments. Prior to July
2001, Partner, PricewaterhouseCoopers LLP

Michael T. Healy (1/24/58)
Assistant Treasurer and Principal
Accounting Officer
Since 2000

Managing Director, Putnam Investments

Beth S. Mazor (4/6/58)
Vice President
Since 2002

Senior Vice President, Putnam Investments

Daniel T. Gallagher (2/27/62)
Vice President and Legal and Compliance Liaison Officer
Since 2004

Vice President, Putnam Investments. Prior to 2004,
Associate, Ropes & Gray LLP; prior to 2000, Law Clerk,
Massachusetts Supreme Judicial Court

Francis J. McNamara, III (8/19/55)
Vice President and Chief Legal Officer
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management and
Putnam Retail Management. Prior to 2004, General Counsel,
State Street Research & Management Company

James P. Pappas (2/24/53)
Vice President
Since 2004

Managing Director, Putnam Investments and Putnam Management.
From 2001 to 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation; prior to 2001, President and Chief
Executive Officer, UAM Investment Services, Inc.

Richard S. Robie, III (3/30/60)
Vice President
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management and
Putnam Retail Management. Prior to 2003, Senior Vice
President, United Asset Management Corporation

Mark C. Trenchard (6/5/62)
Vice President and BSA Compliance Officer
Since 2002

Senior Vice President, Putnam Investments

Judith Cohen (6/7/45)
Clerk and Assistant Treasurer
Since 1993

Clerk and Assistant Treasurer, The Putnam Funds

The address of each Officer is One Post Office Square,
Boston, MA 02109.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Associate
Treasurer and Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and Principal
Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

Francis J. McNamara, III
Vice President and Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Small Cap Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

AN076-216024  2HF/2ZF/2ZG/2ZH  8/04

Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Small Cap Growth Fund
Supplement to Annual Report dated 6/30/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 6/30/04

                                                                        NAV

1 year                                                                31.37%
5 years                                                               74.29
Annual average                                                        11.75
10 years
Annual average
Life of fund (since class A inception, 12/31/97)                     207.64
Annual average                                                        18.87

Share value:                                                            NAV

11/03/03                                                             $18.41
6/30/04                                                              $20.06

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains          Total
                     --           --                --                 --

----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
All officers of the Fund, including its principal executive, financial and accounting officers, are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:
-----------------------------------------
The Funds' Audit and Pricing Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Pricing Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that all members of the Funds' Audit and Pricing Committee meet the financial literacy requirements of the New York Stock Exchange's rules and that Mr. Patterson and Mr. Stephens qualify as "audit committee financial experts" (as such term has been defined by the Regulations) based on their review of their pertinent experience and education. Certain other Trustees, although not on the Audit and Pricing Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Pricing Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditors:

                    Audit       Audit-Related   Tax       All Other
Fiscal year ended   Fees        Fees            Fees      Fees
-----------------   ----------  -------------   -------   ---------
June 30, 2004       $35,742*    $--             $3,014    $47
June 30, 2003       $31,825     $--             $2,774    $--

*Includes fees of $76 billed by the fund's independent auditor to the fund for audit procedures necessitated by regulatory and litigation matters. These fees were reimbursed to the fund by Putnam.

For the fiscal years ended June 30, 2004 and June 30, 2003, the fund's independent auditors billed aggregate non-audit fees in the amounts of $136,689 and $57,292, respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represents fees billed for the fund's last two fiscal years.

Audit-Related Fees represents fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to fund expense processing.

Pre-Approval Policies of the Audit and Pricing Committee. The Audit and Pricing Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee and will generally not be subject to pre-approval procedures.

Under certain circumstances, the Audit and Pricing Committee believes that it may be appropriate for Putnam Investment Management, LLC ("Putnam Management") and certain of its affiliates to engage the services of the funds' independent auditors, but only after prior approval by the Committee. Such requests are required to be submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work must be performed by that particular audit firm. The Committee will review the proposed engagement at its next meeting.

Since May 6, 2003, all work performed by the independent auditors for the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund was pre-approved by the Committee or a member of the Committee pursuant to the pre-approval policies discussed above. Prior to that date, the Committee had a general policy to pre-approve the independent auditor's engagements for non-audit services with the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

The following table presents fees billed by the fund's principal auditor for services required to be approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X.

                    Audit-Related   Tax   All Other   Total Non-
Fiscal year ended   Fees            Fees  Fees        Audit Fees
-----------------   -------------   ----  ---------   ----------
June 30, 2004       $--             $--   $--         $--
June 30, 2003       $--             $--   $--         $--


Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: August 30, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: August 30, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: August 30, 2004




Putnam
International
Growth and
Income Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-04

[GRAPHIC OMITTED: GLOBE]

[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Over the past several months, Putnam has introduced a number of voluntary reforms for the benefit of shareholders, including efforts to add new disclosure about funds. We would like to call your attention to new disclosures now being included in these reports. You can find expense and risk comparison information for your fund in the pages following the performance tables in the Performance Summary. The expense information lets you estimate the amount you have paid for ongoing expenses such as management fees and distribution (12b-1) fees and lets you compare these with the average expenses for your fund's peer group, as tracked by Lipper, an independent fund-rating company. The risk comparison information illustrates your fund's risk relative to similar funds as tracked by Morningstar, another independent fund-rating company. We believe the expense and risk comparisons can serve as valuable tools when you and your financial advisor make decisions about your financial program. These enhancements to our reports are part of our efforts to provide shareholders additional information about the funds they own.

With regard to your fund's performance, a solid and broadening global economic expansion underpinned an advance for equity markets during your fund's most recent fiscal period and enabled the fund to generate a strong absolute return. On the following pages, the members of the fund's management team discuss fund performance in the context of market events, strategies, and individual holdings that made a difference. They also share their investment outlook for the next six months. We hope you will find the information useful.

As always, we appreciate your support of Putnam Investments.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

August 18, 2004


Report from Fund Management

Fund highlights

 * For the annual period ended June 30, 2004, Putnam International Growth and Income Fund's class A shares returned 31.80% at net asset value
   (NAV) and 24.18% at public offering price (POP).

 * The fund underperformed its benchmark, the S&P/Citigroup World Ex-U.S. Primary Markets Value Index, which returned 35.71%. The underperformance resulted primarily from the fund's emphasis on large-capitalization stocks during a period when markets tended to favor small-caps and lower-quality securities.

 * Based on performance at NAV, the fund outperformed the average return of 25.48% for the Lipper International Large-Cap Core Funds category, primarily due to its value orientation and its greater emphasis on cyclical stocks.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

We are pleased to report that the fund generated strong positive returns during the fiscal year as the global economic recovery continued and stock markets generally improved. Despite these gains, your fund's performance lagged that of its benchmark, the S&P/Citigroup World Ex-U.S. Primary Markets Value Index. A number of factors explain the underperformance. Overall, the market favored smaller- capitalization and lower-quality stocks, whereas your fund, as a rule, targets larger-cap, higher-quality stocks. In addition, the portfolio suffered from having been positioned too defensively to fully participate in the rallies of economically sensitive, or cyclical, stocks as they occurred in recovering world markets. Finally, certain positions that were not deliberate currency bets but rather a consequence of the portfolio's country allocations, dampened returns, as the U.S. dollar was weak relative to the currencies of the United Kingdom, Japan, and Australia.

FUND PROFILE

Putnam International Growth and Income Fund invests primarily in stocks of mid- and large-cap foreign companies that the management team believes are undervalued. It seeks capital growth, with current income as a secondary objective. It may be appropriate for investors seeking exposure to international equities.


Market overview

International markets were lifted by a variety of stimulus policies and government reform efforts during the fiscal year. In Europe, the German and Italian governments both cut taxes to increase the level of consumer spending and investment. Although Europe, with the exception of the United Kingdom, remained the slowest-growing region in the world, its pace of growth increased steadily during the year.

Japan's government implemented a more credible plan for reforming the banking system, which helps banks that meet certain requirements to clean up bad loans by providing financial support. Beyond the financial sector, Japan's economy consistently surprised many skeptics with sustained and substantial economic growth.

Over the fiscal year, Asia was the world's most dynamic region, spurred by China's impressive growth rate and its surging exports and imports. Its major trading partners include neighbors such as Japan, as well as commodity-rich exporting nations such as Brazil and Australia. Also, emerging markets performed well during the year, in part because low interest rates in the United States eased financing conditions in these markets.

There were few exceptions to these positive trends during the fiscal year. The central banks of the United Kingdom and Australia raised interest rates because robust economic conditions threatened to stoke inflation. Then, in the past few months, concerns about a slowdown in China, rising energy prices, and rising U.S. interest rates dampened stock performance in emerging markets. The U.S. Federal Reserve Board raised interest rates for the first time in four years on the last day of the fund's fiscal year.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 12 MONTHS ENDED 6/30/04
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P/Citigroup World Ex-U.S. Primary Markets Value Index
(international value stocks)                                           35.71%
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     19.11%
-------------------------------------------------------------------------------
Russell 1000 Value Index (large-company value stocks)                  21.13%
-------------------------------------------------------------------------------
Russell Midcap Growth Index (midsize-company growth stocks)            27.33%
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                            -1.36%
-------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield
corporate bonds)                                                       11.70%
-------------------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                                   0.08%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the 12 months ended 6/30/04.
-------------------------------------------------------------------------------

Strategy overview

We believe the fund's strong return proves the effectiveness of our investment strategy, which emphasizes primarily large-capitalization stocks that have attractive fundamentals and are trading below what we consider their long-term worth. Our bottom-up stock selection approach focuses more heavily on the merits of individual stocks than on country and sector allocations. By investing broadly in developed and emerging markets throughout the world, the fund has a great deal of flexibility to pursue opportunities and avoid troubled markets. As the year progressed and global economies continued to recover, the portfolio was gradually transitioned from its defensive positioning in order to take advantage of cyclical trends. In retrospect, we believe it remained somewhat too defensively weighted in stocks of the consumer staples, health care, and utilities sectors and missed some of the generous gains that went to cyclical stocks. In keeping with the fund's large-cap focus, we missed some of the opportunities in smaller-cap and lower-quality stocks. We believe our more conservative approach accounts for the fund's underperformance versus its benchmark. Over the past few months we have continued to move assets into more economically sensitive sectors, such as technology, basic materials, and consumer cyclicals, and have reduced exposures to utilities, consumer staples, and health care.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                             as of 12/31/03       as of 6/30/04

Banking                          16.2%                18.5%

Insurance                         8.8%                 8.8%

Telecommunications                5.9%                 7.4%

Automotive                        4.5%                 6.6%

Pharmaceuticals                   7.3%                 6.4%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

Amid ample evidence that a global economic recovery was underway, cyclical stocks outperformed for much of the year. Consumer cyclical stocks were among the portfolio's best performers. Notably, Onward Kashiyama, a Japanese specialty-clothing retailer, saw healthy returns on its sales helped by the resuscitation of Japan's economy. We believe the stock may continue to appreciate, and have maintained a position. Hilton Group, best known for its high-end hotels in the United Kingdom and Europe, is also significantly invested in gaming operations. We established a position when more restrictive, and potentially unfavorable, gaming regulations were being considered and the share price had declined. Ultimately, the regulations worked in the company's favor. In addition to this positive news, the hotel business saw an increase in traffic and was able to raise its prices. Together, these factors led to strong stock performance during the period. Aeon Company, a Japanese general merchandise retailer, continued to reward shareholders. Although the stock price dipped temporarily when unseasonably cold weather in Japan upset the company's retail sales, we took advantage of the opportunity to add to the fund's position. When the stock price rebounded, the fund benefited substantially. We sold the shares and closed the position. Toyota, the standout among auto retailers, generated strong returns with the successful U.S. launch of its Sienna minivan and Tundra pickup. These popular brands have increased the company's profitability and market share. Toyota also met its 2005 target for European distribution a year early. We have maintained a position and have a positive outlook for the company's prospects going forward. We added to the fund's position in Ericsson, which was one of the best contributors to returns for the period. This mobile phone infrastructure company was successful on three fronts: it cut costs, regained lost market share, and its joint venture with Sony for the manufacture of cell phone handsets turned profitable sooner than expected. The fund also benefited from its selection of utilities holdings, which, as a group, appreciated significantly more than the broader utilities sector.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

(Percent of fund's net assets as of 6/30/04)

 1 Novartis AG (3.3%)
   Switzerland
   Pharmaceuticals

 2 HSBC Holdings PLC (3.2%)
   United Kingdom
   Banking

 3 BP PLC (3.0%)
   United Kingdom
   Oil and gas

 4 Royal Bank of Scotland Group PLC (2.9%)
   United Kingdom
   Banking

 5 Nestle SA (2.7%)
   Switzerland
   Food

 6 Barclays PLC (2.7%)
   United Kingdom
   Banking

 7 BNP Paribas SA (2.6%)
   France
   Banking

 8 Zurich Financial Services AG (2.2%)
   Switzerland
   Insurance

 9 Telefonaktiebolaget LM Ericsson AB Class B (2.0%)
   Sweden
   Communications equipment

10 Koninklijke (Royal) Philips Electronics NV (2.0%)
   Netherlands
   Electronics

Footnote reads:
The fund's holdings will change over time.

Holdings that dampened relative returns for the period included Swiss pharmaceutical company Novartis, which significantly underperformed the market. The company had higher-than-expected costs related to research and development and launching new products. In addition, although Novartis ultimately backed away from its bid to acquire rival company Sanofi, the proposed acquisition was unpopular with investors and drove the stock price down. Many of the fund's other health-care stocks declined as the pharmaceutical industry suffered from concerns about drug reimportation cutting into profits in the U.S. market. Overall, the fund's holdings in financial stocks also detracted from performance. We were overly cautious with regard to owning shares of large Japanese banks, which had improved performance as a result of reducing loan losses and restructuring their balance sheets. What we missed of those gains we were able to partially offset by the fund's exposure to Japan's consumer finance and insurance stocks, which performed well. Allied Irish, an Irish retail bank, disappointed as one of its U.S. subsidiaries took a multimillion-dollar loss after the discovery of some fraudulent activities. Although the stock price stayed essentially flat in a rising market, we believe this is a temporary setback and that the stock is significantly undervalued. The portfolio continues to own a position. Bermuda-based property and casualty insurer XL Capital suffered excess losses on a portfolio of policies that it had acquired from a predecessor company. We believe the company has resolved the issues and the portfolio maintains a position.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam International Value Team. The members of the team are George Stairs (Portfolio Leader) and Pamela Holding (Portfolio Member).


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Our expectations for global economic growth in 2004 are fairly upbeat. We believe the U.S. and Japanese economies may grow at an annual rate of 4%, and forecasts for Europe are in the 2%-2.5% range. For 2005, we think growth in the U.S. will slow to perhaps 3% as the lack of tax stimulus is felt. Nevertheless, global economies are gradually improving, spurred on by growth in the U.S. and emerging markets. Emerging markets have been very strong, notably China, India, Korea, and Brazil. We believe that by the end of the fourth quarter of 2004, all the major regions of the world should have decent growth rates and be in a sustained recovery.

Of course, there are clouds on the horizon, and we monitor geopolitical events closely. We believe there are adequate oil reserves to keep prices under control. It seems that world economies have managed to shrug off heightened terrorist alerts. The tense situation in North Korea seems to be defusing. Overall, we are more optimistic than we were in January. Accordingly, we have transitioned the portfolio from defensive to a more pro-cyclical stance. We have emphasized sectors that we believe will perform strongly through the recovery, i.e., technology, basic materials, and consumer cyclicals. We have deemphasized more defensive sectors and those that might suffer in an environment of rising interest rates, for example, utilities and consumer staples.

As always, we strive to provide attractive, competitive returns by targeting undervalued stocks of large-cap companies embracing fundamental positive change at the company level.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility.


Performance summary

This section shows your fund's performance during its fiscal year, which ended June 30, 2004. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 6/30/04
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)              (8/1/96)              (8/1/96)              (2/1/99)              (8/1/96)        (12/1/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
----------------------------------------------------------------------------------------------------------------------------------
1 year                    31.80%     24.18%     30.89%     25.89%     30.89%     29.89%     31.22%     26.60%     31.58%
----------------------------------------------------------------------------------------------------------------------------------
5 years                    8.50       2.24       4.43       2.80       4.74       4.74       5.85       2.11       7.24
Annual average             1.64       0.44       0.87       0.55       0.93       0.93       1.14       0.42       1.41
----------------------------------------------------------------------------------------------------------------------------------
Life of fund              80.62      70.24      70.00      70.00      70.64      70.64      73.54      67.46      77.17
Annual average             7.76       6.96       6.94       6.94       6.99       6.99       7.22       6.73       7.50
----------------------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class C and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

A 2% short-term trading fee will be applied to shares exchanged or sold within 5 days of purchase.

For a portion of the period, this fund limited expenses, without which returns would have been lower.


---------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/04
---------------------------------------------------------------------------
                         S&P/Citigroup Lipper    International
                             World Ex-U.S.         Large-Cap
                           Primary Markets        Core Funds
                             Value Index       category average*
---------------------------------------------------------------------------
1 year                          35.71%              25.48%
---------------------------------------------------------------------------
5 years                         15.82               -6.36
Annual average                   2.98               -1.43
---------------------------------------------------------------------------
Life of fund                    59.81               34.52
Annual average                   6.10                3.54
---------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 1-year, 5-year, and life-of-fund periods ended 6/30/04, there were 257, 165, and 86 funds, respectively, in this Lipper category.


[GRAPHIC OMITTED: worm chart CHANGE IN THE VALUE OF A $10,000 INVESTMENT]

CHANGE IN THE VALUE OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment, 8/1/96 to 6/30/04

                                                   S&P/Citigroup
                                                   World Ex-U.S.
                        Fund's class A            Primary Markets
Date                    shares at POP              Value Index

8/1/96                      9,425                    10,000
6/30/97                    11,945                    11,931
6/30/98                    14,282                    13,034
6/30/99                    15,691                    13,798
6/30/00                    18,253                    15,573
6/30/01                    14,922                    13,370
6/30/02                    13,989                    12,418
6/30/03                    12,917                    11,776
6/30/04                   $17,024                   $15,981

Footnote reads:
Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $17,000 and $17,064, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund's class M shares would have been valued at $17,354 ($16,746 at public offering price). A $10,000 investment in the fund's class R shares would have been valued at $17,717. See first page of performance section for performance calculation method.


----------------------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/04
----------------------------------------------------------------------------------------------------
                             Class A        Class B        Class C        Class M        Class R
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Distributions (number)            2              1              1              1              1
----------------------------------------------------------------------------------------------------
Income                         $0.129         $0.060         $0.055         $0.075         $0.125
----------------------------------------------------------------------------------------------------
Capital gains                    --             --             --             --             --
----------------------------------------------------------------------------------------------------
Total                          $0.129         $0.060         $0.055         $0.075         $0.125
----------------------------------------------------------------------------------------------------
Share value:                 NAV    POP        NAV            NAV        NAV     POP        NAV
----------------------------------------------------------------------------------------------------
6/30/03                    $7.99    $8.48      $7.85          $7.93    $7.95     $8.24         --
----------------------------------------------------------------------------------------------------
12/1/03*                      --       --         --             --       --        --      $9.31
----------------------------------------------------------------------------------------------------
6/30/04                    10.39    10.97+     10.21          10.32    10.35     10.73      10.39
----------------------------------------------------------------------------------------------------

* Inception date of class R shares.

+ Reflects a reduction in sales charges that took effect on January 28,2004.


Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses may have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam International Growth and Income Fund from January 1, 2004, to June 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 6/30/04
-------------------------------------------------------------------------------
                               Class A   Class B   Class C   Class M   Class R
-------------------------------------------------------------------------------
Expenses paid per $1,000*         $7       $11       $11       $10        $9
-------------------------------------------------------------------------------
Ending value (after expenses) $1,050    $1,046    $1,046    $1,048    $1,050
-------------------------------------------------------------------------------

 * Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended June 30, 2004, use the calculation method below. To find the value of your investment on January 1, 2004, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 01/01/2004 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

-----------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                    Total
Value of your                                Expenses paid          expenses
investment on 1/1/04  [DIV]    $1,000   X    per $1,000          =  paid
-----------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000                [DIV]    $1,000   X  $7 (see table above)  =   $70
-----------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 6/30/04
------------------------------------------------------------------------------------
                               Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------------
Expenses paid per $1,000*         $7        $11        $11        $10         $9
------------------------------------------------------------------------------------
Ending value (after expenses) $1,018     $1,014     $1,014     $1,015     $1,016
------------------------------------------------------------------------------------

 * Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

   You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.


------------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
------------------------------------------------------------------------------------
                                Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------------
Your fund's annualized
expense ratio+                   1.46%      2.21%      2.21%      1.96%      1.71%
------------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group++    1.67%      2.42%      2.42%      2.17%      1.92%
------------------------------------------------------------------------------------

 + For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

++ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data is for the most recent fiscal periods available as of 6/30/04. For class B, C, M and R shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.

Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk    2.48

Int'l stock
fund average        3.80

0%   INCREASING RISK   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 6/30/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares (since reduced to 5.25%) and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Credit Index is an unmanaged index of corporate bonds.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Russell Midcap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index chosen for their value orientation.

S&P/Citigroup World Ex-U.S. Primary Markets Value Index is an unmanaged index of mostly large- and some small-capitalization stocks from developed countries excluding the United States chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


Putnam's policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam International Growth and Income Fund
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Growth and Income Fund (the "fund") at June 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2004, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2004


The fund's portfolio
June 30, 2004

Common stocks (99.8%) (a)
Number of shares                                                          Value

Aerospace and Defense (1.1%)
-------------------------------------------------------------------------------
       235,265 European Aeronautic Defense and
               Space Co. (Netherlands)                               $6,548,791

Airlines (1.2%)
-------------------------------------------------------------------------------
       402,000 Deutsche Lufthansa AG (Germany)
               (NON)                                                  5,482,511
       300,000 Singapore Airlines, Ltd. (Singapore)                   1,950,766
                                                                 --------------
                                                                      7,433,277

Automotive (6.6%)
-------------------------------------------------------------------------------
        56,900 Bayerische Motoren Werke (BMW) AG
               (Germany)                                              2,516,312
        76,300 Honda Motor Co., Ltd. (Japan)                          3,678,288
        69,360 Hyundai Motor Co., Ltd. (South
               Korea)                                                 2,669,309
       559,000 Nissan Motor Co., Ltd. (Japan)                         6,214,527
       125,482 Peugeot SA (France)                                    6,987,312
        81,590 Renault SA (France)                                    6,213,826
       294,800 Toyota Motor Corp. (Japan)                            11,942,223
                                                                 --------------
                                                                     40,221,797

Banking (18.5%)
-------------------------------------------------------------------------------
       363,006 ABN AMRO Holdings NV (Netherlands)                     7,940,563
       613,571 Allied Irish Banks PLC (Ireland)                       9,480,175
       110,900 Banco Itau SA ADR (Brazil)                             5,172,376
       306,000 Bank of Yokohama, Ltd. (The) (Japan)                   1,912,675
     1,950,991 Barclays PLC (United Kingdom)                         16,619,412
       262,236 BNP Paribas SA (France)                               16,127,286
       216,700 Canadian Imperial Bank of Commerce
               (Canada)                                              10,539,191
       106,100 Danske Bank A/S (Denmark)                              2,514,033
       385,000 DBS Group Holdings, Ltd. (Singapore)                   3,218,765
       222,332 HDFC Bank, Ltd. (India)                                1,788,817
     1,330,330 HSBC Holdings PLC (United Kingdom)                    19,781,847
       609,555 Royal Bank of Scotland Group PLC
               (United Kingdom)                                      17,553,229
           287 UFJ Holdings, Inc. (Japan)                             1,267,840
                                                                 --------------
                                                                    113,916,209

Beverage (2.2%)
-------------------------------------------------------------------------------
       816,488 Diageo PLC (United Kingdom)                           11,008,405
        77,544 Interbrew (Belgium)                                    2,466,992
                                                                 --------------
                                                                     13,475,397

Broadcasting (--%)
-------------------------------------------------------------------------------
        13,530 Gestevision Telecinco SA 144A
               (Spain) (NON)                                            201,972

Chemicals (2.3%)
-------------------------------------------------------------------------------
       120,500 BASF AG (Germany)                                      6,457,743
        67,085 Ciba Specialty Chemicals AG
               (Switzerland) (NON)                                    4,832,349
       267,977 Reliance Industries, Ltd. (India)                      2,505,395
                                                                 --------------
                                                                     13,795,487

Communications Equipment (2.7%)
-------------------------------------------------------------------------------
       855,700 Nortel Networks Corp. (Canada) (NON)                   4,270,202
     4,130,794 Telefonaktiebolaget LM Ericsson AB
               Class B (Sweden) (NON)                                12,175,526
                                                                 --------------
                                                                     16,445,728

Conglomerates (1.4%)
-------------------------------------------------------------------------------
       188,000 Mitsubishi Corp. (Japan)                               1,826,414
       311,500 Swire Pacific, Ltd. (Hong Kong)                        2,016,918
       177,966 Vivendi Universal SA (France) (NON)                    4,936,506
                                                                 --------------
                                                                      8,779,838

Construction (2.5%)
-------------------------------------------------------------------------------
     2,875,360 Aggregate Industries PLC (United
               Kingdom)                                               4,275,626
       290,636 CRH PLC (Ireland)                                      6,138,283
        35,430 Lafarge SA (France)                                    3,159,533
        80,200 Titan Cement Co. SA (Greece)                           1,887,029
                                                                 --------------
                                                                     15,460,471

Consumer Goods (0.6%)
-------------------------------------------------------------------------------
       130,886 Reckitt Benckiser PLC (United
               Kingdom)                                               3,705,013

Consumer Services (0.4%)
-------------------------------------------------------------------------------
        45,595 Adecco SA (Switzerland)                                2,272,104

Electric Utilities (3.0%)
-------------------------------------------------------------------------------
       149,746 E.On AG (Germany)                                     10,785,114
       225,847 Iberdrola SA (Spain)                                   4,767,181
       362,224 Scottish Power PLC (United Kingdom)                    2,619,217
                                                                 --------------
                                                                     18,171,512

Electrical Equipment (1.4%)
-------------------------------------------------------------------------------
       121,200 Siemens AG (Germany)                                   8,721,781

Electronics (6.4%)
-------------------------------------------------------------------------------
     3,651,000 Compal Electronics, Inc. (Taiwan)                      3,966,116
        35,900 FUNAI Electric Co., Ltd. (Japan)                       5,409,183
       445,132 Koninklijke (Royal) Philips
               Electronics NV (Netherlands)                          11,984,448
        32,624 Micronas Semiconductor Holding AG
               (Switzerland) (NON)                                    1,483,738
       209,100 Omron Corp. (Japan)                                    4,896,439
        12,100 Samsung Electronics Co., Ltd. (South
               Korea)                                                 4,997,143
     4,647,863 Taiwan Semiconductor Manufacturing
               Co., Ltd. (Taiwan)                                     6,695,136
                                                                 --------------
                                                                     39,432,203

Food (2.7%)
-------------------------------------------------------------------------------
        63,076 Nestle SA (Switzerland)                               16,824,296

Forest Products and Packaging (1.3%)
-------------------------------------------------------------------------------
       322,653 Amcor, Ltd. (Australia)                                1,566,353
       139,991 Sappi, Ltd. (South Africa)                             2,140,148
       117,600 Svenska Cellulosa AB (SCA) Class B
               (Sweden)                                               4,465,546
                                                                 --------------
                                                                      8,172,047

Insurance (8.8%)
-------------------------------------------------------------------------------
       108,200 ACE, Ltd. (Bermuda)                                    4,574,696
       391,546 Aegon NV (Netherlands)                                 4,720,677
        57,900 Allianz AG (Germany)                                   6,269,261
       312,463 ING Groep NV (Netherlands)                             7,374,764
       109,800 Sun Life Financial Services of
               Canada, Inc. (Canada)                                  3,145,918
       136,866 Swiss Reinsurance Co. (Switzerland)                    8,891,590
        16,713 Swiss Reinsurance Co. 144A
               (Switzerland) (NON)                                    1,085,771
        63,300 XL Capital, Ltd. Class A (Bermuda)                     4,776,618
        85,009 Zurich Financial Services AG
               (Switzerland) (NON)                                   13,424,796
                                                                 --------------
                                                                     54,264,091

Investment Banking/Brokerage (1.9%)
-------------------------------------------------------------------------------
        87,185 Credit Suisse Group (Switzerland)
               (NON)                                                  3,098,333
       352,000 Nomura Securities Co., Ltd. (Japan)                    5,210,155
        50,202 UBS AG (Switzerland)                                   3,538,034
                                                                 --------------
                                                                     11,846,522

Lodging/Tourism (1.5%)
-------------------------------------------------------------------------------
       105,455 Accor SA (France)                                      4,450,607
     1,008,958 Hilton Group PLC (United Kingdom)                      5,049,819
                                                                 --------------
                                                                      9,500,426

Machinery (0.4%)
-------------------------------------------------------------------------------
       414,000 Kubota Corp. (Japan)                                   2,200,715

Manufacturing (0.7%)
-------------------------------------------------------------------------------
       118,300 SKF AB Class B (Sweden)                                4,342,913

Metals (3.8%)
-------------------------------------------------------------------------------
       800,477 BHP Billiton PLC (United Kingdom)                      6,945,834
        99,700 Companhia Vale do Rio Doce (CVRD)
               ADR (Brazil)                                           4,740,735
       108,400 JFE Holdings, Inc. (Japan)                             2,657,593
        13,760 Pohang Iron & Steel Co., Ltd. (South
               Korea)                                                 1,775,100
       312,734 Rio Tinto PLC (United Kingdom)                         7,519,903
                                                                 --------------
                                                                     23,639,165

Natural Gas Utilities (0.6%)
-------------------------------------------------------------------------------
     1,025,000 Tokyo Gas Co., Ltd. (Japan)                            3,635,551

Office Equipment & Supplies (2.0%)
-------------------------------------------------------------------------------
       184,000 Brother Industries, Ltd. (Japan)                       1,782,495
       198,000 Canon, Inc. (Japan)                                   10,434,424
                                                                 --------------
                                                                     12,216,919

Oil & Gas (5.3%)
-------------------------------------------------------------------------------
     2,120,364 BP PLC (United Kingdom)                               18,725,482
       138,900 Canadian Natural Resources, Ltd.
               (Canada)                                               4,149,593
       413,672 Shell Transport & Trading Co. PLC
               (United Kingdom)                                       3,034,368
        33,675 Total SA Class B (France)                              6,419,843
        13,420 YUKOS ADR (Russia)                                       426,756
                                                                 --------------
                                                                     32,756,042

Pharmaceuticals (6.4%)
-------------------------------------------------------------------------------
       127,721 AstraZeneca PLC (United Kingdom)                       5,730,013
       458,236 Novartis AG (Switzerland)                             20,218,447
        86,021 Roche Holding AG (Switzerland)                         8,518,291
       147,500 Yamanouchi Pharmaceutical Co., Ltd.
               (Japan)                                                4,961,278
                                                                 --------------
                                                                     39,428,029

Publishing (0.3%)
-------------------------------------------------------------------------------
       117,000 Dai Nippon Printing Co., Ltd.
               (Japan)                                                1,869,040

Railroads (1.2%)
-------------------------------------------------------------------------------
        67,800 Canadian National Railway Co.
               (Canada)                                               2,921,176
           762 East Japan Railway Co. (Japan)                         4,274,072
                                                                 --------------
                                                                      7,195,248

Retail (3.6%)
-------------------------------------------------------------------------------
     1,065,675 Dixons Group PLC (United Kingdom)                      3,193,448
       390,295 GUS PLC (United Kingdom)                               5,984,119
       620,038 Kingfisher Leisure PLC (United
               Kingdom)                                               3,218,529
       312,000 Onward Kashiyama Co., Ltd. (Japan)                     5,004,124
       928,362 Tesco PLC (United Kingdom)                             4,482,297
                                                                 --------------
                                                                     21,882,517

Telecommunications (7.4%)
-------------------------------------------------------------------------------
    10,332,000 China Telecom Corp., Ltd. (China)                      3,609,855
       291,300 Deutsche Telekom AG (Germany) (NON)                    5,121,017
        75,530 France Telecom SA (France) (NON)                       1,968,279
         1,138 Nippon Telegraph and Telephone Corp.
               (NTT) (Japan)                                          6,080,599
         4,968 NTT DoCoMo, Inc. (Japan)                               8,878,746
       292,976 Portugal Telecom SGPS SA (Portugal)                    3,161,575
       247,792 SK Telecom Co., Ltd. ADR (South
               Korea) (S)                                             5,201,155
        57,850 TDC A/S 144A (Denmark)                                 1,879,754
       157,357 Telefonica SA (Spain)                                  2,326,002
       103,700 Telus Corp. (Canada)                                   1,687,078
     2,440,822 Vodafone Group PLC (United Kingdom)                    5,344,620
                                                                 --------------
                                                                     45,258,680

Tobacco (0.1%)
-------------------------------------------------------------------------------
           112 Japan Tobacco, Inc. (Japan)                              870,461

Transportation Services (0.8%)
-------------------------------------------------------------------------------
       213,772 TPG NV (Netherlands)                                   4,884,209

Water Utilities (0.7%)
-------------------------------------------------------------------------------
       144,712 Veolia Environnement (France)                          4,082,753
                                                                 --------------
               Total Common stocks
               (cost $548,123,355)                                 $613,451,204

Short-term investments (0.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $2,630,333 Putnam Prime Money Market (e)                         $2,630,333
     3,068,222 Short-term investments held as
               collateral for loaned
               securities with yields ranging from
               1.06% to 1.65% and due dates ranging
               from July 1, 2004 to August 10,
               2004 (d)                                               3,068,222
                                                                 --------------
               Total Short-term investments
               (cost $5,698,555)                                     $5,698,555
-------------------------------------------------------------------------------
               Total Investments
               (cost $553,821,910)                                 $619,149,759
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $614,488,727.

(NON) Non-income-producing security.

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements.

  (S) Securities on loan, in part or in entirety, at June 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at June 30, 2004: (as a percentage of Market Value)

          Bermuda                           1.5%
          Brazil                            1.6
          Canada                            4.4
          France                            8.9
          Germany                           7.4
          Ireland                           2.5
          Japan                            15.5
          Netherlands                       7.1
          South Korea                       2.4
          Spain                             1.2
          Sweden                            3.4
          Switzerland                      13.7
          Taiwan                            1.7
          United Kingdom                   23.6
          Other                             5.1
                                        -------
          Total                           100.0%

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
June 30, 2004

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, including $3,001,149 of securities on loan (Note 1):
-------------------------------------------------------------------------------
Unaffiliated Issuers (identified cost $551,191,577)              $616,519,426
-------------------------------------------------------------------------------
Affiliated Issuers (identified cost $2,630,333) (Note 5)            2,630,333
-------------------------------------------------------------------------------
Cash                                                                   93,702
-------------------------------------------------------------------------------
Foreign currency (cost $43,418) (Note 1)                               43,350
-------------------------------------------------------------------------------
Dividends, interest and other receivables                           1,203,535
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                565,850
-------------------------------------------------------------------------------
Receivable for securities sold                                      3,151,636
-------------------------------------------------------------------------------
Total assets                                                      624,207,832

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                    3,013,902
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          1,677,726
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        1,177,061
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            162,709
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 78,780
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,300
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                425,625
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                  3,068,222
-------------------------------------------------------------------------------
Other accrued expenses                                                113,780
-------------------------------------------------------------------------------
Total liabilities                                                   9,719,105
-------------------------------------------------------------------------------
Net assets                                                       $614,488,727

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                  $703,000,113
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        3,452,625
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (157,329,062)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                  65,365,051
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $614,488,727

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($313,716,441 divided by 30,189,581 shares)                            $10.39
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $10.39)*                $10.97
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($250,711,874 divided by 24,552,229 shares)**                          $10.21
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($22,266,532 divided by 2,157,516 shares)**                            $10.32
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($14,486,045 divided by 1,399,537 shares)                              $10.35
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.35)*                $10.73
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($1,130 divided by 109 shares)                           $10.39
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($13,306,705 divided by 1,277,432 shares)                $10.42
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Year ended June 30, 2004

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,851,779)                      $14,080,851
-------------------------------------------------------------------------------
Interest (including interest income of $7,157 from
investments in affiliated issuers) (Note 5)                           119,129
-------------------------------------------------------------------------------
Securities lending                                                     30,801
-------------------------------------------------------------------------------
Total investment income                                            14,230,781

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    4,937,611
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      2,344,272
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             27,733
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       13,620
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                 818,691
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               2,550,691
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 242,920
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                 124,494
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       3
-------------------------------------------------------------------------------
Other                                                                 358,589
-------------------------------------------------------------------------------
Non-recurring costs (Note 6)                                           17,212
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 6)                                     (17,212)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Notes 2 and 5)                 (66,550)
-------------------------------------------------------------------------------
Total expenses                                                     11,352,074
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (678,047)
-------------------------------------------------------------------------------
Net expenses                                                       10,674,027
-------------------------------------------------------------------------------
Net investment income                                               3,556,754
-------------------------------------------------------------------------------
Net realized gain on investments (net of foreign tax of
$223,995) (Notes 1 and 3)                                          97,580,746
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                       499,985
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)           167,234
-------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                    (70,904)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year         71,293,772
-------------------------------------------------------------------------------
Net gain on investments                                           169,470,833
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $173,027,587
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                         Year ended June 30
Decrease in net assets                                  2004             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $3,556,754       $6,071,351
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                     98,247,965      (67,660,284)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                71,222,868       (5,862,210)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        173,027,587      (67,451,143)
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income
Class A                                           (4,068,487)      (4,189,678)
-------------------------------------------------------------------------------
Class B                                           (1,573,300)      (1,102,179)
-------------------------------------------------------------------------------
Class C                                             (133,027)        (114,000)
-------------------------------------------------------------------------------
Class M                                             (128,755)        (120,677)
-------------------------------------------------------------------------------
Class R                                                  (13)              --
-------------------------------------------------------------------------------
Class Y                                             (180,317)        (114,930)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (174,428,580)     (83,848,217)
-------------------------------------------------------------------------------
Total decrease in net assets                      (7,484,892)    (156,940,824)

Net assets
-------------------------------------------------------------------------------
Beginning of year                                621,973,619      778,914,443
-------------------------------------------------------------------------------
End of year (including undistributed net
investment income of $3,452,625 and
$6,036,531, respectively)                       $614,488,727     $621,973,619
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------


Per-share                                                                            Year ended June 30
operating performance                                       2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                        $7.99           $8.77           $9.39          $12.80          $12.59
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                    .08 (d)         .10             .09             .11             .13
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  2.45            (.78)           (.68)          (2.33)           1.81
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       2.53            (.68)           (.59)          (2.22)           1.94
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                           (.13)           (.10)           (.03)           (.13)           (.37)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                --              --              --           (1.00)          (1.36)
---------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                    --              --              --            (.06)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.13)           (.10)           (.03)          (1.19)          (1.73)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $10.39           $7.99           $8.77           $9.39          $12.80
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     31.80           (7.67)          (6.25)         (18.25)          16.33
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $313,716        $329,904        $409,602        $483,057        $582,386
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                   1.45 (d)        1.41            1.34            1.29            1.28
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                    .89 (d)        1.33            1.03             .99            1.02
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     71.43           66.54          142.72          113.10           82.07
---------------------------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended June 30, 2004 reflect a reduction of 0.01% based on average net assets for class A shares (Notes 2 and 5).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------


Per-share                                                                            Year ended June 30
operating performance                                       2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                        $7.85           $8.62           $9.26          $12.65          $12.49
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                    .02 (d)         .04             .02             .03             .03
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  2.40            (.78)           (.66)          (2.29)           1.79
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       2.42            (.74)           (.64)          (2.26)           1.82
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                           (.06)           (.03)             --            (.09)           (.30)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                --              --              --           (1.00)          (1.36)
---------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                    --              --              --            (.04)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.06)           (.03)             --           (1.13)          (1.66)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $10.21           $7.85           $8.62           $9.26          $12.65
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     30.89           (8.51)          (6.91)         (18.83)          15.41
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $250,712        $241,768        $310,734        $371,489        $488,654
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                   2.20 (d)        2.16            2.09            2.04            2.03
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                             .17 (d)         .56             .28             .23             .25
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     71.43           66.54          142.72          113.10           82.07
---------------------------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended June 30, 2004 reflect a reduction of 0.01% based on average net assets for class B shares (Notes 2 and 5).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------


Per-share                                                                            Year ended June 30
operating performance                                       2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                        $7.93           $8.70           $9.35          $12.75          $12.57
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                    .01 (d)         .05             .03             .03             .04
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  2.44            (.78)           (.68)          (2.30)           1.80
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       2.45            (.73)           (.65)          (2.27)           1.84
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                           (.06)           (.04)             -- (e)        (.09)           (.30)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                --              --              --           (1.00)          (1.36)
---------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                    --              --              --            (.04)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.06)           (.04)             --           (1.13)          (1.66)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $10.32           $7.93           $8.70           $9.35          $12.75
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     30.89           (8.37)          (6.94)         (18.75)          15.50
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                           $22,267         $24,062         $25,717         $26,078         $22,903
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                   2.20 (d)        2.16            2.09            2.04            2.03
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                             .13 (d)         .62             .31             .29             .34
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     71.43           66.54          142.72          113.10           82.07
---------------------------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended June 30, 2004 reflect a reduction of 0.01% based on average net assets for class C shares (Notes 2 and 5).

(e) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------


Per-share                                                                            Year ended June 30
operating performance                                       2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                        $7.95           $8.72           $9.36          $12.76          $12.55
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                    .03 (d)         .06             .04             .05             .06
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  2.45            (.78)           (.67)          (2.30)           1.82
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       2.48            (.72)           (.63)          (2.25)           1.88
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                           (.08)           (.05)           (.01)           (.10)           (.31)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                --              --              --           (1.00)          (1.36)
---------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                    --              --              --            (.05)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.08)           (.05)           (.01)          (1.15)          (1.67)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $10.35           $7.95           $8.72           $9.36          $12.76
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     31.22           (8.20)          (6.75)         (18.65)          15.83
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                           $14,486         $17,950         $24,751         $29,681         $40,648
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                   1.95 (d)        1.91            1.84            1.79            1.78
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                             .35 (d)         .80             .52             .47             .51
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     71.43           66.54          142.72          113.10           82.07
---------------------------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended June 30, 2004 reflect a reduction of 0.01% based on average net assets for class M shares (Notes 2 and 5).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the
                                                                                                                      period
                                                                                                                    December 1,
                                                                                                                     2003+ to
Per-share                                                                                                            June 30,
operating performance                                                                                                  2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                   $9.31
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                               .12 (d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                    1.09
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                  1.21
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                      (.13)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                    (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                        $10.39
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                                13.06*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                           $1
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                           1.00*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                            .59*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                71.43
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and broker service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended June 30, 2004 reflect a reduction of 0.01% based on average net assets for class R shares (Notes 2 and 5).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                          period
                                                                                                                        October 2,
                                                                                                                         2000+ to
Per-share                                                                            Year ended June 30                   June 30
operating performance                                                       2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                        $8.01           $8.79           $9.39          $11.75
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                    .13 (d)         .12             .11             .12
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                         2.44            (.78)           (.67)          (1.28)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                       2.57            (.66)           (.56)          (1.16)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                           (.16)           (.12)           (.04)           (.14)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                --              --              --           (1.00)
---------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                                    --              --              --            (.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (.16)           (.12)           (.04)          (1.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                             $10.42           $8.01           $8.79           $9.39
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                     32.29           (7.37)          (5.91)         (10.90)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                           $13,307          $8,290          $8,111          $3,443
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                   1.20 (d)        1.16            1.09             .77*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                   1.28 (d)        1.61            1.43            1.06*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     71.43           66.54          142.72          113.10
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the period ended June 30, 2004 reflect a reduction of 0.01% based on average net assets for class Y shares (Notes 2 and 5).

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
June 30, 2004

Note 1
Significant accounting policies

Putnam International Growth and Income Fund ("the fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of mid and large cap foreign companies that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Prior to April 19, 2004, a redemption fee of 1.00%, which is retained by the fund, applied to shares of any class redeemed (either by selling or by exchanging to another fund) within 90 days of purchase. Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam), a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. A 1.00% redemption fee would apply to any shares that are redeemed (either by selling or exchanging into another fund) within 6-90 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Total redemption fees received by the fund for the year ended June 30, 2004, were $98,630.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The fund may be subject to certain risks associated with international investing such as currency fluctuations, economic instability, and political developments. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At June 30, 2004, the value of securities loaned amounted to $3,001,149. The fund received cash collateral of $3,068,222 which is pooled with collateral of other Putnam funds into 28 issuers of high grade short-term investments.

F) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund would maintain an asset coverage ratio of at least 300% and that borrowings would not exceed prospectus limitations. For the period ended August 6, 2003 the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At June 30, 2004, the fund had a capital loss carryover of $155,244,800 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
------------------------------
   $89,233,430   June 30, 2010
    66,011,370   June 30, 2011

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sales transactions, foreign currency gains and losses, foreign taxes paid on capital gains and foreign tax credit. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2004, the fund reclassified $56,761 to decrease undistributed net investment income with a decrease to accumulated net realized losses of $56,761.


The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation            $80,042,888
Unrealized depreciation            (16,799,302)
                                  ------------
Net unrealized appreciation         63,243,586
Undistributed ordinary income        3,452,625
Capital loss carryforward         (155,244,800)
Post-October loss                           --
Cost for federal income
tax purposes                      $555,906,173

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, and extraordinary expenses, credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.13% of the fund's average net assets. For the period ended June 30, 2004, Putnam Management waived $65,196 of its management fee to the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the year ended, June 30, 2004, the fund paid PFTC $1,682,989 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended, June 30, 2004 the fund's expenses were reduced by $678,047 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,303, as a quarterly retainer, has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the year ended June 30, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $56,079 and $1,112 from the sale of class A and class M shares, respectively, and received $493,129 and $6,685 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended June 30,2004, Putnam Retail Management, acting as underwriter, received $4,434 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the year ended June 30, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $440,504,553 and $606,053,327, respectively. There were no purchases or sales of U.S. government securities.

Note 4
Capital shares

At June 30, 2004 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          7,066,212       $66,860,675
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       405,547         3,869,134
----------------------------------------------------------------
                                     7,471,759        70,729,809

Shares repurchased                 (18,593,866)     (173,914,936)
----------------------------------------------------------------
Net decrease                       (11,122,107)    $(103,185,127)
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         40,075,884      $301,092,536
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       548,478         3,948,590
----------------------------------------------------------------
                                    40,624,362       305,041,126

Shares repurchased                 (45,997,214)     (347,989,128)
----------------------------------------------------------------
Net decrease                        (5,372,852)     $(42,948,002)
----------------------------------------------------------------

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          4,395,655       $41,153,742
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       151,415         1,423,304
----------------------------------------------------------------
                                     4,547,070        42,577,046

Shares repurchased                 (10,790,536)      (99,887,556)
----------------------------------------------------------------
Net decrease                        (6,243,466)     $(57,310,510)
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          5,020,799       $37,023,169
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       139,311           990,504
----------------------------------------------------------------
                                     5,160,110        38,013,673

Shares repurchased                 (10,431,130)      (76,005,398)
----------------------------------------------------------------
Net decrease                        (5,271,020)     $(37,991,725)
----------------------------------------------------------------

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            751,887        $7,006,615
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        10,980           104,308
----------------------------------------------------------------
                                       762,867         7,110,923

Shares repurchased                  (1,639,357)      (15,413,551)
----------------------------------------------------------------
Net decrease                          (876,490)      $(8,302,628)
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,773,175       $28,316,436
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        12,590            90,395
----------------------------------------------------------------
                                     3,785,765        28,406,831

Shares repurchased                  (3,706,946)      (28,008,263)
----------------------------------------------------------------
Net increase                            78,819          $398,568
----------------------------------------------------------------

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            272,393        $2,515,387
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        11,944           113,584
----------------------------------------------------------------
                                       284,337         2,628,971

Shares repurchased                  (1,142,640)      (10,640,467)
----------------------------------------------------------------
Net decrease                          (858,303)      $(8,011,496)
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            609,802        $4,583,296
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        15,906           114,363
----------------------------------------------------------------
                                       625,708         4,697,659

Shares repurchased                  (1,205,505)       (9,038,647)
----------------------------------------------------------------
Net decrease                          (579,797)      $(4,340,988)
----------------------------------------------------------------

                                 For the period December 1, 2004
                                    (commencement of operations)
                                                to June 30, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                              1,811           $18,330
----------------------------------------------------------------
Shares issued in
connection with
reinvestment of distributions                1                13
----------------------------------------------------------------
                                         1,812            18,343

Shares repurchased                      (1,703)          (17,176)
----------------------------------------------------------------
Net increase                               109            $1,167
----------------------------------------------------------------

                                        Year ended June 30, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            771,188        $7,272,402
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        18,823           180,317
----------------------------------------------------------------
                                       790,011         7,452,719

Shares repurchased                    (547,330)       (5,072,705)
----------------------------------------------------------------
Net increase                           242,681        $2,380,014
----------------------------------------------------------------

                                        Year ended June 30, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            679,872        $5,268,448
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        16,233           114,930
----------------------------------------------------------------
                                       696,105         5,383,378

Shares repurchased                    (584,024)       (4,349,448)
----------------------------------------------------------------
Net increase                           112,081        $1,033,930
----------------------------------------------------------------
At June 30, 2004, Putnam, LLC owned 109 class R shares of the fund (100% of class R shares outstanding), valued at $1,130.


Note 5
Investment in Putnam Prime Money
Market Fund

The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $7,157 for the period ended June 30, 2004.

Note 6
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachu setts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended June 30, 2004, Putnam Management has assumed
$17,212 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Federal tax information
(Unaudited)

For the period, interest and dividends from foreign countries were $15,747,349. Taxes paid to foreign countries were $1,851,779 for all classes of shares.

For its tax year ended June 30, 2004 the fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.


About the Trustees

Jameson A. Baxter (9/6/43), Trustee since 1994

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm that she founded in 1986.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., Banta Corporation (a printing and digital imaging firm), Ryerson Tull, Inc. (a steel service corporation), Advocate Health Care, and BoardSource, formerly the National Center for Nonprofit Boards. She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years and as a board member for thirteen years. Until 2002, Ms. Baxter was a Director of Intermatic Corporation (a manufacturer of energy control products).

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President and Principal of the Regency Group, and Vice President of and Consultant to First Boston Corporation. She is a graduate of Mount Holyoke College.

Charles B. Curtis (4/27/40), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues) and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a Member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan and Hartson L.L.P., a Washington, D.C. law firm. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the Securities and Exchange Commission.

John A. Hill (1/31/42), Trustee since 1985 and Chairman since 2000

Mr. Hill is Vice Chairman and Managing Director of First Reserve
Corporation, a private equity buyout firm that specializes in energy investments in the diversified worldwide energy industry.

Mr. Hill is a Director of Devon Energy Corporation, TransMontaigne Oil Company, Continuum Health Partners of New York, and various private companies controlled by First Reserve Corporation, as well as a Trustee of TH Lee, Putnam Investment Trust (a closed-end investment company managed by an affiliate of Putnam Management). He is also a Trustee of Sarah Lawrence College.

Prior to acquiring First Reserve Corporation in 1983, Mr. Hill held executive positions in investment banking and investment management with several firms and with the federal government, including Deputy Associate Director of the Office of Management and Budget, and Deputy Director of the Federal Energy Administration. He is active in various business associations, including the Economic Club of New York, and lectures on energy issues in the United States and Europe. Mr. Hill holds a B.A. degree in Economics from Southern Methodist University and pursued graduate studies there as a Woodrow Wilson Fellow.

Ronald J. Jackson (12/17/43), Trustee since 1996

Mr. Jackson is a private investor.

Mr. Jackson is President of the Kathleen and Ronald J. Jackson
Foundation (a charitable trust). He is also a member of the Board of Overseers of WGBH (a public television and radio station) as well as a member of the Board of Overseers of the Peabody Essex Museum.

Mr. Jackson is the former Chairman, President, and Chief Executive Officer of Fisher-Price, Inc. (a major toy manufacturer), from which he retired in 1993. He previously served as President and Chief Executive Officer of Stride-Rite, Inc. (a manufacturer and distributor of footwear) and of Kenner Parker Toys, Inc. (a major toy and game manufacturer). Mr. Jackson was President of Talbots, Inc. (a distributor of women's apparel) and has held financial and marketing positions with General Mills, Inc. and Parker Brothers (a toy and game company). Mr. Jackson is a graduate of the University of Michigan Business School.

Paul L. Joskow (6/30/47), Trustee since 1997

Dr. Joskow is the Elizabeth and James Killian Professor of Economics and Management, and Director of the Center for Energy and Environmental Policy Research at the Massachusetts Institute of Technology.

Dr. Joskow serves as a Director of National Grid Transco (a UK-based holding company with interests in electric and gas transmission and distribution, and telecommunications infrastructure) as well as a Director of TransCanada Corporation (a gas transmission and power company). He also serves on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution) and has been President of the Yale University Council since 1993. Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company) and prior to March 2000 he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published five books and numerous articles on topics in industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies -- serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and M. Phil from Yale University and B.A. from Cornell University.

Elizabeth T. Kennan (2/25/38), Trustee since 1992

Dr. Kennan is a Partner in Cambus-Kenneth Farm, LLC (cattle and thoroughbred horses). She is President Emeritus of Mount Holyoke
College.

Dr. Kennan serves as Lead Director (formerly Chairman) of Northeast Utilities and is a Director of Talbots, Inc. She has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. She is a Trustee of Centre College and of Midway College in Midway, Kentucky. She is also a member of The Trustees of Reservations and a Trustee of the National Trust for Historic Preservation. Dr. Kennan has served on the oversight committee of the Folger Shakespeare Library, as President of Five Colleges Incorporated, as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda's College at Oxford University, and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

John H. Mullin, III (6/15/41), Trustee since 1997

Mr. Mullin is the Chairman and CEO of Ridgeway Farm (a limited liability company engaged in timber and farming).

Mr. Mullin serves as a Director of The Liberty Corporation (a broadcasting company), Progress Energy, Inc. (a utility company, formerly known as Carolina Power & Light), and Sonoco Products, Inc. (a packaging company). Mr. Mullin is Trustee Emeritus of The National Humanities Center and Washington & Lee University, where he served as Chairman of the Investment Committee. Prior to May 2001, he was a Director of Graphic Packaging International Corp. Prior to February 2004, he was a Director of Alex Brown Realty, Inc.

Mr. Mullin is also a past Director of Adolph Coors Company; ACX
Technologies, Inc.; Crystal Brands, Inc.; Dillon Read & Co., Inc.:
Fisher-Price, Inc.: and The Ryland Group, Inc. Mr. Mullin is a graduate of Washington & Lee University and The Wharton Graduate School,
University of Pennsylvania.

Robert E. Patterson (3/15/45), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, Inc., a private equity firm specializing in real estate investments, and Chairman of Cabot Properties, Inc.

Mr. Patterson serves as Chairman of the Joslin Diabetes Center and as a Director of Brandywine Trust Company, LLC. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, he was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment advisor involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners) and as a Senior Vice President of the Beal Companies (a real estate management, investment, and development firm).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard
College and Harvard Law School.

W. Thomas Stephens (9/2/42), Trustee since 1997

Mr. Stephens serves on a number of corporate boards.

Mr. Stephens serves as a Director of Xcel Energy Incorporated (a public utility company), TransCanada Pipelines Limited, and Norske Canada, Inc. (a paper manufacturer). Until 2004, Mr. Stephens was a Director of Qwest Communications. Until 2003, he was a Director of Mail-Well, Inc. (a diversified printing company). He served as Chairman of Mail-Well until 2001 and as CEO of MacMillan-Bloedel, Ltd. (a forest products company) until 1999.

Prior to 1996, Mr. Stephens was Chairman and Chief Executive Officer of Johns Manville Corporation. He holds B.S. and M.S. degrees from the University of Arkansas.

George Putnam, III* (8/10/51), Trustee since 1984 and President since 2000

Mr. Putnam is President of New Generation Research, Inc. (a publisher of financial advisory and other research services), and of New Generation Advisers, Inc. (a registered investment advisor to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment advisor). He is a Trustee of St. Mark's School, Shore Country Day School, and until 2002 was a Trustee of the Sea Education
Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert Price & Rhoads in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

A.J.C. Smith* (4/13/34), Trustee since 1986

Mr. Smith is Chairman of Putnam Investments and a Director of and Consultant to Marsh & McLennan Companies, Inc.

Mr. Smith is also a Director of Trident Corp. (a limited partnership with over thirty institutional investors). He is also a Trustee of the Carnegie Hall Society, the Educational Broadcasting Corporation, and the National Museums of Scotland. He is Chairman of the Central Park Conservancy and a Member of the Board of Overseers of the Joan and Sanford I. Weill Graduate School of Medical Sciences of Cornell University. Prior to May 2000 and November 1999, Mr. Smith was Chairman and CEO, respectively, of Marsh & McLennan Companies, Inc.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of June 30, 2004, there were 102 Putnam Funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc., the parent company of Putnam, LLC and its affiliated companies. Messrs. Putnam, III, and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund or Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc. George Putnam, III is the President of your fund and each of the other Putnam funds. Mr. Smith serves as a Director of Marsh & McLennan Companies, Inc. and as Chairman of Putnam Investments.


Officers

In addition to George Putnam, III, the other officers of the fund are shown below:

Charles E. Porter (7/26/38)
Executive Vice President, Associate Treasurer and Principal
Executive Officer
Since 1989

Managing Director, Putnam Investments
and Putnam Management

Jonathan S. Horwitz (6/4/55)
Senior Vice President and Treasurer
Since 2004

Managing Director, Putnam Investments

Patricia C. Flaherty (12/1/46)
Senior Vice President
Since 1993

Senior Vice President, Putnam Investments and Putnam
Management

Steven D. Krichmar (6/27/58)
Vice President and Principal Financial Officer
Since 2002

Senior Managing Director, Putnam Investments. Prior to July
2001, Partner, PricewaterhouseCoopers LLP

Michael T. Healy (1/24/58)
Assistant Treasurer and Principal
Accounting Officer
Since 2000

Managing Director, Putnam Investments

Beth S. Mazor (4/6/58)
Vice President
Since 2002

Senior Vice President, Putnam Investments

Daniel T. Gallagher (2/27/62)
Vice President and Legal and Compliance Liaison Officer
Since 2004

Vice President, Putnam Investments. Prior to 2004,
Associate, Ropes & Gray LLP; prior to 2000, Law Clerk,
Massachusetts Supreme Judicial Court

Francis J. McNamara, III (8/19/55)
Vice President and Chief Legal Officer
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management and
Putnam Retail Management. Prior to 2004, General Counsel,
State Street Research & Management Company

James P. Pappas (2/24/53)
Vice President
Since 2004

Managing Director, Putnam Investments and Putnam Management.
From 2001 to 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation; prior to 2001, President and Chief
Executive Officer, UAM Investment Services, Inc.

Richard S. Robie, III (3/30/60)
Vice President
Since 2004

Senior Managing Director, Putnam
Investments, Putnam Management and
Putnam Retail Management. Prior to 2003, Senior Vice
President, United Asset Management Corporation

Mark C. Trenchard (6/5/62)
Vice President and BSA Compliance Officer
Since 2002

Senior Vice President, Putnam Investments

Judith Cohen (6/7/45)
Clerk and Assistant Treasurer
Since 1993

Clerk and Assistant Treasurer, The Putnam Funds

The address of each Officer is One Post Office Square,
Boston, MA 02109.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

Francis J. McNamara, III
Vice President and Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

AN024-216021  2CE/2CG/2CH  8/04


Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam International Growth and Income Fund
Supplement to Annual Report dated 6/30/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 6/30/04

                                                                        NAV

1 year                                                                32.29%
5 years                                                                9.85
Annual average                                                         1.90
Life of fund (since class A inception, 8/1/96)                        82.88
Annual average                                                         7.93

Share value:                                                            NAV

6/30/03                                                               $8.01
6/30/04                                                              $10.42

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains          Total
                      2         $0.162              --              $0.162
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
All officers of the Fund, including its principal executive, financial and accounting officers, are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:
-----------------------------------------
The Funds' Audit and Pricing Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Pricing Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that all members of the Funds' Audit and Pricing Committee meet the financial literacy requirements of the New York Stock Exchange's rules and that Mr. Patterson and Mr. Stephens qualify as "audit committee financial experts" (as such term has been defined by the Regulations) based on their review of their pertinent experience and education. Certain other Trustees, although not on the Audit and Pricing Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Pricing Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditors:

                    Audit       Audit-Related   Tax       All Other
Fiscal year ended   Fees        Fees            Fees      Fees
-----------------   ----------  -------------   -------   ---------
June 30, 2004       $53,069*    $--             $5,075    $120
June 30, 2003       $45,457     $--             $3,903    $--

*Includes fees of $ 236 billed by the fund's independent auditor to the fund for audit procedures necessitated by regulatory and litigation matters. These fees were reimbursed to the fund by Putnam.

For the fiscal years ended June 30, 2004 and June 30, 2003, the fund's independent auditors billed aggregate non-audit fees in the amounts of $138,823 and $ 58,421, respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represents fees billed for the fund's last two fiscal years.

Audit-Related Fees represents fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to fund expense processing.

Pre-Approval Policies of the Audit and Pricing Committee. The Audit and Pricing Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee and will generally not be subject to pre-approval procedures.

Under certain circumstances, the Audit and Pricing Committee believes that it may be appropriate for Putnam Investment Management, LLC ("Putnam Management") and certain of its affiliates to engage the services of the funds' independent auditors, but only after prior approval by the Committee. Such requests are required to be submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work must be performed by that particular audit firm. The Committee will review the proposed engagement at its next meeting.

Since May 6, 2003, all work performed by the independent auditors for the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund was pre-approved by the Committee or a member of the Committee pursuant to the pre-approval policies discussed above. Prior to that date, the Committee had a general policy to pre-approve the independent auditor's engagements for non-audit services with the funds, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

The following table presents fees billed by the fund's principal auditor for services required to be approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X.

                    Audit-Related   Tax   All Other   Total Non-
Fiscal year ended   Fees            Fees  Fees        Audit Fees
-----------------   -------------   ----  ---------   ----------
June 30, 2004       $--             $--   $--         $--
June 30, 2003       $--             $--   $--         $--


Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: August 30, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: August 30, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: August 30, 2004